UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22946

Guggenheim Strategy Funds Trust
(Exact name of registrant as specified in charter)

805 King Farm Blvd, Suite 600, Rockville, MD 20850
(Address of principal executive offices) (Zip code)

Amy J. Lee
805 King Farm Blvd, Suite 600, Rockville, MD 20850
(Name and address of agent for service)
Registrant's telephone number, including area code: (301) 296-5100

Date of fiscal year end: September 30

Date of reporting period: March 11, 2014 – September 30, 2014

Item 1.  Reports to Stockholders.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Dear Shareholder:

Guggenheim Partners Investment Management, LLC d/b/a Guggenheim Investments (“GI” or the “Investment Manager”) is pleased to present the abbreviated annual shareholder report for the funds in the Guggenheim Strategy Funds Trust: Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (the “Funds”). This report covers the period beginning with the Funds’ inception on March 11, 2014, through September 30, 2014.

The investment objective for the Funds is to seek a high level of income consistent with the preservation of capital. There is no guarantee that the Funds will achieve their objective.

GI is responsible for the management of the Funds’ portfolio of investments. GI is an affiliate of Guggenheim Partners, LLC (“Guggenheim”), a global diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is an affiliate of Guggenheim.

We encourage you to read the Economic and Market Overview section of this report, which follows this letter, and then information on each of the Funds.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President, Chief Executive Officer
October 31, 2014

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested.  Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

ECONOMIC AND MARKET OVERVIEW

Despite market volatility rising in October, for the period ending September 30, 2014 data on everything from hiring to housing conveys that the U.S. economy is firing on all cylinders. Overcoming a first-quarter weather-related soft patch, second-quarter GDP was revised upward to 4.6%, led by business investment. Durable goods orders surged over the summer and consumer confidence was at multi-year highs, despite a lower reading for the last part of the period. With tailwinds for economic growth gathering, we could see a strong third quarter GDP reading.

September’s addition of 248,000 non-farm payroll jobs was on the surface at least a strong figure and certainly not something to be discounted. However, investor optimism about the report, which also showed the unemployment rate falling to 5.9%—its lowest level since 2008—masked the fact that average hourly earnings were unchanged. Economic data late in the period included disappointing factory orders, poor construction spending, and weaker-than-expected ISM manufacturing data. The most recent decline in the U.S. Conference Board Consumer Confidence Index was worrisome.

The U.S. economy is certainly doing well enough to suggest higher interest rates ahead. With quantitative easing ending in the U.S. in October 2014 and the U.S. Federal Reserve (“Fed”) preparing investors for a higher federal funds rate, the stage is set for U.S. interest rates to move higher. However, our view is that, despite a strengthening U.S. economy, the greater risk is that interest rates head lower in the near term.

Helping keep rates low is the impact higher rates would have on the U.S. economy. Following the "taper tantrum" last year, before rates were able to reach historical norms, the average rate on a 30-year mortgage spiked almost a full percentage point in two months—the sharpest rise since the late 1990s—resulting in an abrupt housing slowdown, which slowed the U.S. economy materially.

In addition, U.S. Treasury yields are still materially higher than those in any other developed market. The spread between 10-year U.S. Treasuries and comparable German bonds reached 157 basis points in September, its widest level since 1999, and the spread between 10-year Treasuries and 10-year Japanese government bonds was recently 189 basis points. With developments in the Middle East increasingly troubling and turbulence continuing elsewhere from Ukraine to Hong Kong, the relative price value of U.S. government bonds versus other safe haven investments should continue to be a factor keeping U.S. interest rates low.

International economic data remain weak. Euro zone economic confidence is falling as the entire region continues to battle below-target inflation. At the start of September, the European Central Bank cut interest rates and signaled their intent to launch a program to purchase asset-backed securities and covered bonds to stimulate the dismal economy. In Japan, retail sales fell month-over-month in August, while industrial production falters.

Economic data around the world confirms our view that central banks are likely to renew efforts to force liquidity into the global financial system, which in turn further supports our positive outlook for risk assets. However, positive returns are unlikely without volatility. While markets continue to rally, gains are becoming more grudging. The upward momentum in U.S. stocks has deteriorated meaningfully while credit spreads, specifically high-yield spreads, have widened significantly over the past number of weeks. While the bull market trend remains intact, as the appreciation in risk assets continues it becomes more likely that this ageing advance will, at some point, experience a correction.
For the 12-month period ended September 30, 2014, the return of the Standard & Poor’s 500® Index* (“S&P 500”) was 19.73%. The Barclays U.S. Aggregate Bond Index* returned 3.96% for the period, while the Barclays U.S. Corporate High Yield Index* returned 7.20%. The Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* returned 0.05%. The MSCI World Index* returned 12.22%, while the MSCI Emerging Markets Index* returned 4.30%.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Barclays Capital 1-3 Month U.S. Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non convertible.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

MSCI World Index (Net) is calculated with net dividends reinvested. It is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

Dear Shareholder:

For the abbreviated annual fiscal period that began with the Funds’ inception date on March 11, 2014 and ended September 30, 2014 (the “Period”), the respective returns of the Funds were:

Guggenheim Strategy Fund I	0.25%
Guggenheim Strategy Fund II	0.40%
Guggenheim Strategy Fund III	0.53%
Guggenheim Variable Insurance Strategy Fund III	0.45%

For comparison, the Barclays 1-3 Month U.S. Treasury Bill Index returned 0.02% for the Period.

The Funds seek to provide a high level of income consistent with preservation of capital.

As background for the full year ended September 30, 2014 as the Period began, monetary accommodation by the Fed was propelling asset prices higher, while positive economic momentum was pushing interest rates higher. By the end of December 2013, the 10-year U.S. Treasury yield reached its highest point over the prior 2 ½ years at 3%, a level that was not revisited for the remainder of the Period.

Credit-spread and risk assets continued to find investor favor through 2014, even though severe winter weather produced volatility and mixed economic data. Additional liquidity from central banks outside the U.S. supported foreign capital flows into U.S. assets, which, along with the search for yield among U.S. investors, was positive for fixed income. But just as the market appeared to be growing complacent in the third quarter of 2014, leveraged credit had its first correction in a year, as mutual fund investors withdrew from the sector amid concerns about frothy valuations and talk of credit bubble. Volatility spread across risk assets, including equities.

The events that drove spread widening in the third quarter showed that investors are becoming increasingly reactive to factors outside of the fundamentals that underscore a generally positive outlook on credit. Even though U.S. economic data was mixed in September, it was strong year to date, and the improving health of the U.S. economy and low interest rates underscored our expectation that spreads can compress further. Volatility is likely to continue, but as the economy improves, brief periods of spread widening could present buying opportunities.

The Funds as of September 30, 2014, were mainly invested in asset-backed securities (ABS), commercial paper, investment grade corporate bonds and high yield corporate bonds. The Funds also had small allocations to commercial mortgage-backed securities, mortgage backed-securities and municipal bonds, among other holdings.

The allocations were fairly consistent across strategies, with the level of ABS and high yield bonds slightly larger in Strategy III, while the level of commercial paper and investment grade bonds was slightly larger in Strategy I. Strategy III also had a small exposure to bank loans. The maximum duration for the Funds is one year.

Among the sectors the Funds invest in, investment grade corporate bonds weathered interest rate volatility in the fourth quarter of 2013, but low dealer inventory and heavy demand for most of the Period supported continued spread compression. Spreads widened late in the Period, as investors grew uneasy over the prospects for tighter U.S. monetary policy amid global turmoil. Volatility in the third quarter also impacted issuance, but it still had reached $647 billion through September 30, 2014.

High yield corporate bonds and bank loans posted their fifth consecutive year of positive returns in 2013 and strong performance continued through the first half of 2014. As upside potential declined in the leveraged credit space, the Funds rotated into higher quality credits.  With the onset of a leveraged credit sell-off in the third quarter, the Funds were able to add exposure back to many of the names it had some several months before.

The ABS and non-agency RMBS sectors contributed positively for the period. Credit performance across the commercial ABS and CLO sectors remained strong given the benign credit conditions and collateral valuations across the U.S. economy. Consumer ABS performance has been poised to show modest deterioration from strong levels, as underwriting standards loosen and subprime originations increase share. 2014 issuance is well ahead of 2013’s pace and likely to break 2012’s post-crisis peak. New ABS issuance was diversified across all classes, with auto and credit card new issues remaining strong. Consumer ABS performance has been solid despite concern surrounding student loans and subprime auto lending. JPM Research indicates the gradual improvement in the household balance sheet will continue to support credit performance of consumer ABS. Year-to-date issuance has now surpassed $94 billion, the all time annual record set in 2007. Housing activity has been uneven, as price appreciation has been slowing and sales remain below the post-crisis peak in 2013. With the economic outlook mostly positive and central banks maintaining accommodation, the backdrop for ABS and RMBS remains constructive.

In the third quarter of 2014, the Funds continued to see further price appreciation attributable to tightening of credit spreads outside of corporate bonds. Positive returns have largely been driven by the Fund’s investments in ABS as spreads continued to normalize across various subsectors including collateralized loan obligations, commercial real estate CDOs, and aircraft lease securitizations.

Positive performance of the Funds was also derived from income from core investments.

Concentration of the Funds’ credit investments in relatively short-maturity debt has muted the impact of recent turmoil of risk assets.

Performance displayed represents past performance which is no guarantee of future results.

The opinions and forecast expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2014

Guggenheim Strategy Fund I

Holdings Diversification (Market Exposure as % of Net Assets)
Investments	Value	% of Net Assets
Asset Backed Securities	$361,887,416	54.8%
Commercial Mortgage Obligations	128,370,788	19.4%
Corporate Bonds	82,801,757	12.6%
Commercial Paper	74,999,348	11.4%
Exchange Traded Funds	15,926,724	2.4%
Municipal Bonds	8,300,000	1.3%
Short Term Investments	6,339,879	1.0%
Other Assets & Liabilities	(19,084,607)	-2.9%
Total Net Assets	$659,541,305	100.0%

Total Returns
(Inception 3/11/14)	Since Inception

Guggenheim Strategy Fund I	0.25%
Barclays 1-3 Month U.S. Treasury Bill Index	0.02%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Net asset value (NAV) performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial NAV of $25.00 per share. Returns for periods of less than one year are not annualized.

The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Inception Date:	March 11, 2014

Ten Largest Holdings
(% of Total Net Assets)
John Deere Owner Trust 2014-B	3.3%
Guggenheim BulletShares 2015 Corporate Bond ETF	2.4%
JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5	2.0%
SPST	1.9%
Fortress Credit Opportunities V CLO Ltd.	1.8%
GM Financial Automobile Leasing Trust 2014-1	1.8%
CSMC Series 2014-7R — Class 4A1	1.7%
CNH Equipment Trust 2014-B	1.7%
Macquarie Equipment Funding Trust 2014-A	1.7%
Fortress Credit Opportunities III CLO, LP	1.7%
Top Ten Total	20.0%
"Ten Largest Holdings" exclude any temporary cash investments.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2014

Guggenheim Strategy Fund I

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays 1-3 Month U.S. Treasury Bill Index. Results include the reinvestment of all distributions and capital gains. Past performance is no guarantee of future results. The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged. It is not possible to invest directly in the Barclays 1-3 Month U.S. Treasury Bill Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2014

Guggenheim Strategy Fund II

Holdings Diversification (Market Exposure as % of Net Assets)
Investments	Value	% of Net Assets
Asset Backed Securities	$125,268,382	56.8%
Collateralized Mortgage Obligations	40,980,565	18.6%
Corporate Bonds	30,218,211	13.7%
Commercial Paper	20,999,659	9.5%
Exchange-Traded Funds	6,470,237	2.9%
Municipal Bonds	3,700,000	1.7%
Short Term Investments	1,262,890	0.6%
Other Assets & Liabilities	(8,383,150)	(3.8)%
Total Net Assets	$220,516,794	100.0%

Total Returns
(Inception 3/11/14)	Since Inception

Guggenheim Strategy Fund II	0.40%
Barclays 1-3 Month U.S. Treasury Bill Index	0.02%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Net asset value (NAV) performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial NAV of $25.00 per share. Returns for periods of less than one year are not annualized.

The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Inception Date:	March 11, 2014

Ten Largest Holdings
(% of Total Net Assets)
John Deere Owner Trust 2014-B	3.6%
Guggenheim BulletShares 2015 Corporate Bond ETF	2.9%
JP Morgan Chase Commercial Mortgage Securities
Trust 2014-FL5	2.0%
Babson CLO Ltd.	1.8%
Fortress Credit Opportunities V CLO Ltd.	1.8%
GM Financial Automobile Leasing Trust 2014-1	1.8%
Macquarie Equipment Funding Trust 2014-A	1.7%
CNH Equipment Trust 2014-B	1.6%
CSMC Series 2014-ICE	1.6%
ACAs CLO Ltd.	1.6%
Top Ten Total	20.4%
"Ten Largest Holdings" exclude any temporary cash investments.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2014

Guggenheim Strategy Fund II

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays 1-3 Month U.S. Treasury Bill Index. Results include the reinvestment of all distributions and capital gains. Past performance is no guarantee of future results. The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged. It is not possible to invest directly in the Barclays 1-3 Month U.S. Treasury Bill Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2014

Guggenheim Strategy Fund III

Holdings Diversification (Market Exposure as % of Net Assets)
Investments	Value	% of Net Assets
Asset Backed Securities	$74,312,387	60.0%
Commercial Mortgage Obligations	26,814,727	21.6%
Corporate Bonds	18,190,822	14.7%
Senior Floating Rate Interests	3,872,286	3.1%
Exchange Traded Funds	2,986,272	2.4%
Municipal Bonds	1,150,000	0.9%
Short Term Investments	290,653	0.2%
Other Assets & Liabilities	(3,593,139)	(2.9)%
Total Net Assets	$124,024,008	100.0%

Total Returns	Since Inception
(Inception 3/11/14)
Guggenheim Strategy Fund III	0.53%
Barclays 1-3 Month U.S.
Treasury Bill Index	0.02%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Net asset value (NAV) performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial NAV of $25.00 per share. Returns for periods of less than one year are not annualized.

The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Inception Date:	March 11, 2014

Ten Largest Holdings
(% of Total Net Assets)
Ford Credit Auto Lease Trust 2014-B	3.0%
Guggenheim BulletShares 2015
Corporate Bond ETF	2.4%
CSMC Series 2014-7R	2.4%
CSMC Series 2014-7R	2.2%
GSMSC Resecuritization Trust 2014-
3R	1.8%
Baker Street CLO II Ltd.	1.8%
Resource Capital Corporation 2014-
CRE2 Ltd.	1.8%
CSMC Series 2014-2R	1.6%
Fortress Credit Opportunities V CLO
Ltd.	1.6%
SPST	1.6%
Top Ten Total	20.2%
"Ten Largest Holdings" exclude any temporary cash investments.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2014

Guggenheim Strategy Fund III

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays 1-3 Month U.S. Treasury Bill Index. Results include the reinvestment of all distributions and capital gains. Past performance is no guarantee of future results. The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged. It is not possible to invest directly in the Barclays 1-3 Month U.S. Treasury Bill Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2014

Guggenheim Variable Insurance Strategy Fund III

Holdings Diversification (Market Exposure as % of Net Assets)
Investments	Value	% of Net Assets
Asset Backed Securities	$77,040,239	61.6%
Commercial Mortgage Obligations	26,041,122	20.8%
Corporate Bonds	16,328,972	13.0%
Senior Floating Rate Interests	4,384,231	3.5%
Exchange-Traded Funds	2,986,272	2.4%
Municipal Bonds	1,750,000	1.4%
Short Term Investments	262,059	0.2%
Other Assets & Liabilities	(3,654,452)	(2.9)%
Total Net Assets	$125,138,443	100.0%

Total Returns
(Inception 3/11/14)	Since Inception

Guggenheim Variable Insurance Strategy Fund III	0.45%
Barclays 1-3 Month U.S. Treasury Bill Index	0.02%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Net asset value (NAV) performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial NAV of $25.00 per share. Returns for periods of less than one year are not annualized.

The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Inception Date:	March 11, 2014

Ten Largest Holdings
(% of Total Net Assets)
Ford Credit Auto Lease Trust 2014-B	2.9%
Guggenheim BulletShares 2015 Corporate Bond ETF	2.4%
CSMC Series 2014-7R	2.4%
CSMC Series 2014-7R	2.1%
CNH Equipment Trust 2014-B	2.0%
Resource Capital Corporation 2014-CRE2 Ltd.	1.9%
GSMSC Resecuritization Trust 2014-3R	1.8%
Baker Street CLO II Ltd.	1.7%
Fortress Credit Opportunities V CLO Ltd.	1.6%
Fifth Third Auto Trust 2014-2	1.5%
Top Ten Total	20.3%
"Ten Largest Holdings" exclude any temporary cash investments.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2014

Guggenheim Variable Insurance Strategy Fund III

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays 1-3 Month U.S. Treasury Bill Index. Results include the reinvestment of all distributions and capital gains. Past performance is no guarantee of future results. The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged. It is not possible to invest directly in the Barclays 1-3 Month U.S. Treasury Bill Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)	September 30, 2014

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a Fund’s gross income and reduce the investment return of the Fund.

A Fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2014 and ending September 30, 2014.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges ("CDSC") on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)	September 30, 2014

	Expense Ratio1	Fund Return	Beginning account value March 31, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period2
Table 1. Based on actual Fund return3
Guggenheim Strategy Fund I	0.04%	0.23%	$1,000.00	$1,002.31	$0.20
Guggenheim Strategy Fund II	0.13%	0.45%	1,000.00	1,004.47	0.65
Guggenheim Strategy Fund III	0.20%	0.57%	1,000.00	1,005.69	1.01
Guggenheim Variable Insurance Strategy Fund III	0.18%	0.52%	1,000.00	1,005.25	0.90

Table 2. Based on hypothetical 5% return (before expenses)
Guggenheim Strategy Fund I	0.04%	5.00%	$1,000.00	$1,024.87	$0.20
Guggenheim Strategy Fund II	0.13%	5.00%	1,000.00	1,024.42	0.66
Guggenheim Strategy Fund III	0.20%	5.00%	1,000.00	1,024.07	1.01
Guggenheim Variable Insurance Strategy Fund III	0.18%	5.00%	1,000.00	1,024.17	0.91

1	Annualized and excludes expenses of the underlying funds in which the Funds invest.
2
Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

3	Actual cumulative return at net asset value for the period March 31, 2014 to September 30, 2014.

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS	September 30, 2014

	Shares	Value
EXCHANGE-TRADED FUNDS†,3 - 2.4%
Guggenheim BulletShares 2015 Corporate Bond ETF	732,600	$15,926,724
Total Exchange-Traded Funds
(Cost $16,007,310)		15,926,724
	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 54.8%
John Deere Owner Trust 2014-B
2014-B, 0.21% due 09/24/15	$22,000,000	$22,000,000
Susquehanna Auto Receivables Trust 2014-1
2014-1A, 0.24% due 08/17/151	10,497,795	10,413,814
2014-1A, 0.58% due 10/17/161	6,250,000	6,250,625
SPST
2013-2, 1.15% due 03/13/15†††	12,850,000	12,850,000
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.13% due 10/15/261,2	12,000,000	12,003,600
GM Financial Automobile Leasing Trust 2014-1
2014-2A, 0.25% due 09/21/151	12,000,000	12,000,000
CNH Equipment Trust 2014-B
2014-B, 0.19% due 06/15/15	11,029,590	11,029,590
Macquarie Equipment Funding Trust 2014-A
2014-A, 0.26% due 09/21/151	10,963,352	10,963,363
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.13% due 04/28/261,2	11,000,000	10,928,500
ACAs CLO Ltd.
2014-1AR, 2.55% due 09/20/231,2	10,000,000	10,008,000
MCF CLO I LLC
2013-1A, 1.88% due 04/20/231,2	10,000,000	9,968,000
Telos CLO 2014-5 Ltd.
2014-5A, 1.78% due 04/17/251,2	9,900,000	9,886,140
Great Lakes CLO 2014-1 Ltd.
2014-1A, 2.08% due 04/15/251,2	9,900,000	9,876,240
Fifth Third Auto Trust 2014-2
2014-2, 0.19% due 06/15/15	9,551,564	9,551,564
CVP Cascade CLO-1 Ltd.
2014-CLO1, 1.68% due 01/16/261,2	8,250,000	8,173,275
Madison Park Funding VIII Ltd.
2014-8AR, 2.43% due 04/22/221,2	7,550,000	7,519,800
Highbridge Loan Management 2012-1 Ltd.
2012-1AR, 2.48% due 09/20/221,2	7,500,000	7,496,250
GSAMP Trust 2005-HE6
2005-HE6, 0.59% due 11/25/352	8,055,000	7,416,665
Honda Auto Receivables 2014-2 Owner Trust
2014-2, 0.18% due 05/18/15	6,374,129	6,374,130
Babson CLO Ltd.
2007-1X, 0.46% due 01/18/21	6,416,402	6,368,921
AmeriCredit Automobile Receivables Trust 2014-2
2014-2, 0.21% due 06/08/15	6,292,757	6,292,757
Copper River CLO Ltd.
2007-1A, 0.49% due 01/20/211,2	6,145,499	6,075,440
Centurion CDO 9 Ltd.
2005-9A, 0.48% due 07/17/191,2	5,843,674	5,729,138
Lime Street CLO Corp.
2007-1A, 1.18% due 06/20/211,2	6,000,000	5,665,800
Monroe Capital CLO 2014-1 Ltd.
2014-1A, 2.03% due 10/22/26†††,1,2	5,490,000	5,497,686
Dell Equipment Finance Trust 2014-1
2014-1, 0.26% due 08/14/151	5,398,898	5,398,898
NewMark Capital Funding 2013-1 CLO Ltd.
2013-1A, 1.35% due 06/02/251,2	5,500,000	5,391,100
Neuberger Berman CLO XII Ltd.
2014-12AR, 2.33% due 07/25/231,2	5,350,000	5,336,625
MMAF Equipment Finance LLC 2014-A
2014-AA, 0.20% due 07/02/151	5,296,023	5,296,023
Gallatin CLO VII 2014-1 Ltd.
2014-1A, 2.21% due 07/15/231,2	5,300,000	5,225,270
Ares XXIII CLO Ltd.
2014-1AR, 2.43% due 04/19/231,2	5,225,000	5,225,000
NYLIM Flatiron CLO 2006-1 Ltd.
2006-1X, 0.47% due 08/08/20	3,562,898	3,521,568
2006-1A, 1.70% due 08/08/201,2	1,750,000	1,661,975
Park Place Securities Incorporated Series 2005-WHQ2
2005-WHQ2, 0.61% due 05/25/352	5,500,000	5,124,664
Structured Asset Investment Loan Trust 2005-1
2005-1, 0.87% due 02/25/351,2	5,300,000	5,004,509
Encore Credit Receivables Trust 2005-4
2005-4, 0.59% due 01/25/362	4,850,000	4,464,541

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS	September 30, 2014

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 54.8% (continued)
CarMax Auto Owner Trust 2014-2
2014-2, 0.20% due 05/15/15	$4,233,739	$4,233,739
Race Point III Clo Ltd.
2006-3, 1.88% due 04/15/201,2	4,305,000	4,201,250
Ford Credit Auto Lease Trust 2014-B
2014-B, 0.18% due 08/15/151	3,944,179	3,944,179
Porsche Financial Auto Securitization Trust 2014-1
2014-1, 0.18% due 05/26/151	3,662,858	3,662,858
Baker Street CLO II Ltd.
2006-1A, 0.96% due 10/15/191,2	3,750,000	3,593,250
ALM XIV Ltd.
2014-14A, 2.33% due 07/28/261,2	3,500,000	3,436,300
Structured Asset Securities Corporation Mortgage Loan Trust 2006-NC1
2006-NC1, 0.30% due 05/25/362	3,585,711	3,413,873
Structured Asset Investment Loan Trust 2005-2
2005-2, 0.89% due 03/25/352	3,600,000	3,321,004
Volkswagen Auto Loan Enhanced Trust 2014-1
2014-1, 0.19% due 05/20/15	3,161,514	3,161,479
Flagship CLO VI
2007-1A, 2.63% due 06/10/211,2	3,250,000	3,148,925
Hyundai Auto Receivables Trust 2014-B
2014-B, 0.18% due 05/15/15	3,047,573	3,047,573
Cent CLO 16, LP
2014-16AR, 2.74% due 08/01/241,2	3,000,000	2,992,800
CFIP CLO 2014-1 Ltd.
2014-1A, 1.78% due 04/13/251,2	3,000,000	2,974,200
Madison Park Funding V Ltd.
2007-5A, 1.69% due 02/26/211,2	3,000,000	2,861,250
World Omni Auto Receivables Trust 2014-A
2014-A, 0.20% due 05/15/15	2,543,259	2,543,259
Latitude CLO III LLC
2007-3A, 1.73% due 04/11/211,2	2,500,000	2,498,750
TICP CLO II Ltd.
2014-2A, 2.28% due 07/20/261,2	2,450,000	2,384,585
LCM X, LP
2014-10AR, 3.08% due 04/15/221,2	2,000,000	1,991,000
BNPP IP CLO 2014-1 Ltd.
2014-1A, 1.78% due 04/24/261,2	2,000,000	1,990,600
TICP CLO I Ltd.
2014-1A, 1.73% due 04/26/261,2	2,000,000	1,989,600
NewStar Arlington Senior Loan Program LLC
2014-1A, 2.83% due 07/25/251,2	2,000,000	1,983,200
New Century Home Equity Loan Trust Series 2005-C
2005-C, 0.40% due 12/25/352	2,018,546	1,972,865
Sands Point Funding Ltd.
2006-1A, 0.49% due 07/18/201,2	1,878,047	1,872,976
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.60% due 07/10/17†††,2	1,854,764	1,805,056
SHACKLETON 2013-IV CLO Ltd.
2013-4A, 2.24% due 01/13/251,2	1,850,000	1,798,570
Chrysler Capital Auto Receivables Trust 2013-B
2013-BA, 0.56% due 12/15/161	1,677,510	1,678,736
Avenue CLO III Ltd.
2006-3A, 1.88% due 07/20/181,2	1,700,000	1,674,840
Golub Capital Partners CLO 10 Ltd.
2014-10AR, 3.18% due 10/20/211,2	1,500,000	1,492,500
Comstock Funding Ltd.
2006-1A, 1.98% due 05/30/201,2	1,300,000	1,269,320
Ally Auto Receivables Trust 2012-3
2012-3, 0.85% due 08/15/16	965,239	966,461
Accredited Mortgage Loan Trust 2007-1
2007-1, 0.28% due 02/25/372	944,149	894,593
Southfork CLO Ltd.
2005-1A, 1.29% due 02/01/171,2	750,000	744,225
CNH Equipment Trust 2011-C
2011-C, 1.19% due 12/15/16	353,849	354,129
Total Asset Backed Securities
(Cost $362,346,538)		361,887,416
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.4%
CSMC Series 2014-7R
2014-7R,0.31% due 10/27/36†††,1,2	12,157,777	11,541,377
2014-7R,0.32% due 12/27/37†††,1,2	9,667,489	9,201,516
JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5
2014-FL5,1.21% due 07/15/311,2	13,500,000	13,500,000
2014-FL5,2.25% due 07/15/311,2	6,600,000	6,600,000

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS	September 30, 2014

	Face
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.4% (continued)
CSMC Series 2014-ICE
2014-ICE,2.30% due 04/15/271,2	$10,885,000	$10,902,274
BAMLL Commercial Mortgage Securities Trust 2014-ICTS
2014-ICTS,0.95% due 06/15/281,2	10,000,000	9,996,860
CSMC Series 2014-5R
2014-5R,0.39% due 04/27/37†††,1,2	9,935,000	9,482,958
GSMSC Resecuritization Trust 2014-3R
2014-3R,0.34% due 11/26/36†††,2	8,973,644	8,687,385
ACRE Commercial Mortgage Trust 2014-FL2
2014-FL2,2.20% due 08/15/311,2	3,365,000	3,366,443
2014-FL2,1.15% due 08/15/311,2	3,150,000	3,149,367
2014-FL2,1.60% due 08/15/311,2	1,800,000	1,800,785
CSMC Series 2014-2R
2014-2R,0.36% due 02/27/461,2	7,639,732	7,159,078
CSMC Series 2014-6R
2014-6R,0.33% due 09/27/361,2	7,091,884	6,727,446
CSMC Series 2014-4R
2014-4R,0.34% due 12/27/361,2	6,597,686	6,360,829
Resource Capital Corporation 2014-CRE2 Ltd.
2014-CRE2,1.21% due 04/15/321,2	6,350,000	6,350,000
COMM 2014-KYO Mortgage Trust
2014-KYO,2.15% due 06/11/271,2	5,000,000	5,001,650
FREMF 2012-K501 Mortgage Trust
2012-K501,3.60% due 11/25/461,2	3,668,000	3,743,763
LSTAR Securities Investment Trust 2014-1
2014-1,3.25% due 09/01/211,2,4	3,300,000	3,300,000
CGBAM Commercial Mortgage Trust 2014-HD
2014-HD,2.15% due 02/15/311,2	1,500,000	1,499,057
Total Collateralized Mortgage Obligations
(Cost $128,463,024)		128,370,788
CORPORATE BONDS†† - 12.6%
Financial - 8.2%
Royal Bank of Scotland Group plc
1.17% due 03/31/172	7,950,000	7,981,260
Axis Capital Holdings Ltd.
5.75% due 12/01/14	6,600,000	6,659,400
American Tower Corp.
4.63% due 04/01/15	4,671,000	4,764,299
Citigroup, Inc.
1.19% due 07/25/162	4,620,000	4,667,457
Ford Motor Credit Company LLC
7.00% due 04/15/15	3,420,000	3,537,648
8.70% due 10/01/14	720,000	720,000
Mack-Cali Realty, LP
5.13% due 01/15/15	4,068,000	4,118,032
Credit Suisse USA, Inc.
5.13% due 08/15/15	3,500,000	3,640,893
Macquarie Bank Ltd.
1.03% due 03/24/171,2	2,650,000	2,673,368
JPMorgan Chase & Co.
0.86% due 02/26/162	2,380,000	2,394,109
Nomura Holdings, Inc.
1.68% due 09/13/162	1,900,000	1,935,351
ARC Properties Operating Partnership Limited Partnership/Clark Acquisition LLC
2.00% due 02/06/171	1,920,000	1,918,940
Goldman Sachs Group, Inc.
1.44% due 04/30/182	1,790,000	1,829,117
General Motors Financial Company, Inc.
2.63% due 07/10/17	1,470,000	1,476,669
Bank of America Corp.
4.50% due 04/01/15	1,430,000	1,457,828
Morgan Stanley
4.20% due 11/20/14	1,430,000	1,430,839
Ameriprise Financial, Inc.
5.65% due 11/15/15	1,350,000	1,423,194
Liberty Property, LP
5.13% due 03/02/15	1,000,000	1,017,809
Total Financial		53,646,213
Industrial - 2.8%
Glencore Funding LLC
1.40% due 05/27/161,2	6,845,000	6,892,258
Rio Tinto Finance USA plc
1.08% due 06/17/162	4,740,000	4,784,584
Qwest Corp.
7.50% due 10/01/14	4,500,000	4,500,000
Newell Rubbermaid, Inc.
2.00% due 06/15/15	1,500,000	1,514,274
Anglo American Capital plc
1.18% due 04/15/161,2	1,000,000	1,005,630
Total Industrial		18,696,746
Utilities - 1.6%
PNM Resources, Inc.
9.25% due 05/15/15	4,500,000	4,721,031
Ras Laffan Liquefied Natural Gas Company Limited III
5.83% due 09/30/161	4,258,065	4,494,217
Petroleos Mexicanos
2.25% due 07/18/182	1,190,000	1,243,550
Total Utilities		10,458,798
Total Corporate Bonds
(Cost $82,656,740)		82,801,757

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS	September 30, 2014

	Face
	Amount	Value
MUNICIPAL BONDS†† - 1.3%
New York - 1.0%
New York City Transitional Finance Authority Future Tax Secured Revenue Revenue Bonds
0.04% due 11/01/362	$4,200,000	$4,200,000
City of New York New York General Obligation Unlimited
0.02% due 08/01/202	1,900,000	1,900,000
Total New York		6,100,000
Michigan - 0.3%
City of Detroit Michigan General Obligation Unlimited
3.50% due 10/07/162	2,200,000	2,200,000
Total Municipal Bonds
(Cost $8,300,000)		8,300,000
COMMERCIAL PAPER†† - 11.4%
Cox Enterprises, Inc.
0.25% due 10/01/141	10,000,000	10,000,000
Apache Corp.
0.26% due 10/01/141	10,000,000	10,000,000
Aetna, Inc.
0.18% due 10/02/141	10,000,000	9,999,950
Diageo Capital PLC
0.24% due 10/02/141	10,000,000	9,999,933
BAT International Finance plc
0.24% due 10/03/141	10,000,000	9,999,867
Volkswagen AG
0.26% due 10/06/141	10,000,000	9,999,639
Pacific Gas & Electric Co.
0.22% due 10/01/141	8,000,000	8,000,000
Snap-On, Inc.
0.21% due 10/02/141	7,000,000	6,999,959
Total Commercial Paper
(Cost $74,999,348)		74,999,348

Short Term Investments†- 1.0%	Shares	Value
Dreyfus Treasury Prime Cash Management
Institutional Shares	6,339,879	6,339,879
Total Short Term Investments
(Cost $6,339,879)		6,339,879
Total Investments - 102.9%
(Cost $679,112,839)		$678,625,912
Other Assets & Liabilities, net - (2.9)%		(19,084,607)
Total Net Assets - 100.0%		$659,541,305

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted. The total market value of 144A or Section 4(a)(2) securities is $449,546,149 (cost $450,000,849), or 68.2% of total net assets.

2	Variable rate security. Rate indicated is rate effective at September 30, 2014.
3	Affilated Issuer.
4
Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. These securities, which represent 0.5% of net assets as of September 30, 2014, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Value
LSTAR Securities Investment Trust 2014-1
3.25% due 09/01/21	9/25/2014	$ 3,300,000	$ 3,300,000

plc	Public Limited Company

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS	September 30, 2014

	Shares	Value
EXCHANGE-TRADED FUNDS†,3 - 2.9%
Guggenheim BulletShares
2015 Corporate Bond ETF	297,619	$6,470,237
Total Exchange-Traded Funds
(Cost $6,502,975)		6,470,237
	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 56.8%
John Deere Owner Trust 2014-B
2014-B, 0.21% due
09/24/15	$8,000,000	$8,000,000
Babson CLO Ltd.
2007-1X, 0.46% due
01/18/211	4,063,721	4,033,650
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.13% due
10/15/261,2	4,000,000	4,001,200
GM Financial Automobile Leasing Trust 2014-1
2014-2A, 0.25% due
09/21/152	4,000,000	4,000,000
Susquehanna Auto Receivables Trust 2014-1
2014-1A, 0.24% due
08/17/152	1,999,580	1,983,584
2014-1A, 0.58% due
10/17/162	1,750,000	1,750,175
Macquarie Equipment Funding Trust 2014-A
2014-A, 0.26% due
09/21/152	3,654,451	3,654,454
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.13% due
04/28/261,2	2,700,000	2,682,450
2014-3A, 2.73% due
04/28/261,2	900,000	883,710
CNH Equipment Trust 2014-B
2014-B, 0.19% due
06/15/15	3,551,902	3,551,902
ACAs CLO Ltd.
2014-1AR, 2.55% due
09/20/231,2	3,500,000	3,502,799
SPST
2013-2, 1.15% due
03/13/15†††,1	3,350,000	3,350,000
Great Lakes CLO 2014-1 Ltd.
2014-1A, 2.83% due
04/15/251,2	2,000,000	1,989,600
2014-1A, 2.08% due
04/15/251,2	1,000,000	997,600
Fifth Third Auto Trust 2014-2
2014-2, 0.19% due
06/15/15	2,839,654	2,839,654
NYLIM Flatiron CLO 2006-1 Ltd.
2006-1X, 0.47% due
08/08/201	2,078,357	2,054,248
2006-1A, 1.70% due
08/08/201,2	750,000	712,275
Telos CLO 2014-5 Ltd.
2014-5A, 1.78% due
04/17/251,2	2,000,000	1,997,200
2014-5A, 2.38% due
04/17/251,2	750,000	733,050
CFIP CLO 2014-1 Ltd.
2014-1A, 1.70% due
04/13/251,2	2,700,000	2,676,780
MCF CLO I LLC
2013-1A, 1.88% due
04/20/231,2	2,600,000	2,591,680
Highbridge Loan Management 2012-1 Ltd.
2012-1AR, 2.48% due
09/20/221,2	2,500,000	2,498,750
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.60% due
07/10/17†††,1	2,296,374	2,234,832
GSAMP Trust 2005-HE6
2005-HE6, 0.59% due
11/25/351	2,400,000	2,209,807
Lime Street CLO Corp.
2007-1A, 1.18% due
06/20/211,2	2,250,000	2,124,675
Madison Park Funding VIII Ltd.
2014-8AR, 2.43% due
04/22/221,2	2,100,000	2,091,600
AmeriCredit Automobile Receivables Trust 2014-2
2014-2, 0.21% due
06/08/15	2,035,104	2,035,104
Encore Credit Receivables Trust 2005-4
2005-4, 0.59% due
01/25/361	2,150,000	1,979,127
Centurion CDO 9 Ltd.
2005-9A, 0.48% due
07/17/191,2	1,947,891	1,909,713
Monroe Capital CLO 2014-1 Ltd.
2014-1A, 2.07% due
10/22/26†††,1,2	1,850,000	1,852,590
Ares XXIII CLO Ltd.
2014-1AR, 2.43% due
04/19/231,2	1,750,000	1,750,000
Sands Point Funding Ltd.
2006-1A, 0.49% due
07/18/201,2	1,702,528	1,697,931
MMAF Equipment Finance LLC 2014-A
2014-AA, 0.20% due
07/02/152	1,678,317	1,678,317
Copper River CLO Ltd.
2007-1A, 0.49% due
01/20/211,2	1,536,375	1,518,860
BNPP IP CLO 2014-1 Ltd.
2014-1A, 1.78% due
04/24/261,2	1,500,000	1,492,950
TICP CLO I Ltd.
2014-1A, 1.73% due
04/26/261,2	1,500,000	1,492,200
Marathon CLO VI Ltd.
2014-6A, 2.27% due
05/13/251,2	1,500,000	1,461,900
Structured Asset Investment Loan Trust 2005-1
2005-1, 0.87% due
02/25/351,2	1,500,000	1,416,371

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS	September 30, 2014

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 56.8% (continued)
Dell Equipment Finance Trust 2014-1
2014-1, 0.26% due
08/14/152	$1,406,755	$1,406,755
CIFC Funding 2007-II Ltd.
2007-2A, 1.83% due
04/15/211,2	1,500,000	1,398,150
Park Place Securities Incorporated Series 2005-WHQ2
2005-WHQ2, 0.61% due
05/25/351	1,500,000	1,397,636
Gallatin CLO VII 2014-1 Ltd.
2014-1A, 2.28% due
07/15/231,2	1,350,000	1,330,965
Regatta Funding Ltd.
2007-1A, 1.53% due
06/15/201,2	1,400,000	1,320,900
NewMark Capital Funding 2013-1 CLO Ltd.
2013-1A, 1.35% due
06/02/251,2	1,250,000	1,225,250
Baker Street CLO II Ltd.
2006-1A, 0.96% due
10/15/191,2	1,250,000	1,197,750
Golub Capital BDC CLO 2014 LLC
2014-1A, 2.84% due
04/25/261,2	1,200,000	1,193,880
Venture VI CDO Ltd.
2006-1A, 1.72% due
08/03/201,2	1,200,000	1,125,000
Structured Asset Investment Loan Trust 2005-2
2005-2, 0.89% due
03/25/351	1,200,000	1,107,001
LCM X, LP
2014-10AR, 3.08% due
04/15/221,2	1,100,000	1,095,050
Ford Credit Auto Lease Trust 2014-B
2014-B, 0.18% due
08/15/152	1,044,048	1,044,048
Cent CLO 16, LP
2014-16AR, 2.74% due
08/01/241,2	1,000,000	997,600
CIFC Funding 2012-III Ltd.
2013-3A, 3.23% due
01/29/251,2	1,000,000	994,500
CVP Cascade CLO-1 Ltd.
2014-CLO1, 1.68% due
01/16/261,2	1,000,000	990,700
ALM XIV Ltd.
2014-14A, 2.33% due
07/28/261,2	1,000,000	981,800
Flagship CLO VI
2007-1A, 2.63% due
06/10/211,2	1,000,000	968,900
Structured Asset Securities Corporation Mortgage Loan
Trust 2006-NC1
2006-NC1, 0.31% due
05/25/361	1,003,999	955,884
Madison Park Funding V Ltd.
2007-5A, 1.68% due
02/26/211,2	1,000,000	953,750
CIFC Funding 2007-I Ltd.
2007-1A, 1.73% due
05/10/211,2	1,000,000	951,200
CIT Mortgage Loan Trust 2007-1
2007-1, 1.60% due
10/25/371,2	1,000,000	929,047
Accredited Mortgage Loan Trust 2007-1
2007-1, 0.28% due
02/25/371	944,149	894,593
New Century Home Equity Loan Trust Series 2005-C
2005-C, 0.40% due
12/25/351	893,455	873,235
Duane Street CLO IV Ltd.
2007-4A, 2.48% due
11/14/211,2	900,000	870,480
Westbrook CLO Ltd.
2006-1A, 1.93% due
12/20/201,2	850,000	805,545
World Omni Auto Receivables Trust 2014-A
2014-A, 0.20% due
05/15/15	786,575	786,575
Newstar Commercial Loan Funding 2014-1 LLC
2014-1A, 2.83% due
04/20/251,2	750,000	744,075
NewStar Arlington Senior Loan Program LLC
2014-1A, 2.83% due
07/25/251,2	750,000	743,700
Black Diamond CLO Ltd.
2005-2X, 0.95% due
01/07/181	750,000	720,150
Volkswagen Auto Loan Enhanced Trust 2014-1
2014-1, 0.19% due
05/20/15	689,785	689,777
AMMC CLO XIV Ltd.
2014-14A, 2.40% due
07/27/26†††,1,2	600,000	592,260
TICP CLO II Ltd.
2014-2A, 2.28% due
07/20/261,2	600,000	583,980
Chrysler Capital Auto Receivables Trust 2013-B
2013-BA, 0.56% due
12/15/162	503,846	504,214
Golub Capital Partners CLO 10 Ltd.
2014-10AR, 3.18% due
10/20/211,2	500,000	497,500
Comstock Funding Ltd.
2006-1A, 1.98% due
05/30/201,2	500,000	488,200
SHACKLETON 2013-IV CLO Ltd.
2013-4A, 2.23% due
01/13/251,2	500,000	486,100
San Gabriel CLO Ltd.
2007-1A, 2.48% due
09/10/211,2	450,000	429,390
Nantucket CLO Ltd. 2006-1X
2006-1X, 1.73% due
11/24/201	400,000	375,200

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS	September 30, 2014

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 56.8% (continued)
Anchorage Capital CLO 4 Ltd.
2014-4A, 2.44% due
07/28/261,2	$300,000	$293,250
Ally Auto Receivables Trust 2012-3
2012-3, 0.85% due
08/15/16	291,816	292,186
Southfork CLO Ltd.
2005-1A, 1.29% due
02/01/171,2	250,000	248,075
Drug Royalty II Limited Partnership 2
2014-1, 3.48% due
07/15/232	245,217	245,187
CNH Equipment Trust 2011-C
2011-C, 1.19% due
12/15/16	108,121	108,206
Total Asset Backed Securities
(Cost $125,423,020)		125,268,382
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.6%
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FL5
2014-FL5,1.13% due
07/15/311,2	4,500,000	4,500,000
2014-FL5,2.25% due
07/15/311,2	2,250,000	2,250,000
CSMC Series 2014-7R
2014-7R,0.31% due
10/27/36†††,1,2	3,412,641	3,239,621
2014-7R,0.32% due
12/27/37†††,1,2	3,366,787	3,204,508
CSMC Series 2014-ICE
2014-ICE,2.30% due
04/15/271,2	3,500,000	3,505,555
BAMLL Commercial Mortgage Securities Trust 2014-ICTS
2014-ICTS,1.25% due
06/15/281,2	2,000,000	1,998,744
2014-ICTS,1.55% due
06/15/281,2	1,500,000	1,499,058
CSMC Series 2014-2R
2014-2R,0.36% due
02/27/461,2	2,982,391	2,794,754
GSMSC Resecuritization Trust 2014-3R
2014-3R,0.34% due
11/26/36†††,1	2,597,634	2,514,769
ACRE Commercial Mortgage Trust 2014-FL2
2014-FL2,2.20% due
08/15/311,2	900,000	900,386
2014-FL2,1.16% due
08/15/311,2	850,000	849,829
2014-FL2,1.60% due
08/15/311,2	500,000	500,218
Resource Capital Corporation 2014-CRE2 Ltd.
2014-CRE2,1.20% due
04/15/321,2	2,100,000	2,100,000
CSMC Series 2014-6R
2014-6R,0.33% due
09/27/361,2	1,993,702	1,891,250
CSMC Series 2014-5R
2014-5R,0.38% due
04/27/37†††,1,2	1,900,000	1,813,550
CSMC Series 2014-4R
2014-4R,0.30% due
12/27/361,2	1,871,684	1,804,490
CGBAM Commercial Mortgage Trust 2014-HD
2014-HD,2.15% due
02/15/311,2	1,600,000	1,598,994
COMM 2014-KYO Mortgage Trust
2014-KYO,2.50% due
06/11/271,2	1,400,000	1,400,462
LSTAR Securities Investment Trust 2014-1
2014-1,3.25% due
09/01/211,2,4	1,000,000	1,000,000
FREMF 2012-K501 Mortgage Trust
2012-K501,3.60% due
11/25/461,2	950,000	969,622
HarborView Mortgage Loan Trust 2006-12
2006-12,0.34% due
01/19/381	439,575	375,214
GreenPoint Mortgage Funding Trust Series 2007-AR1
2007-AR1,0.23% due
02/25/471	291,083	269,541
Total Collateralized Mortgage Obligations
(Cost $41,001,970)		40,980,565
CORPORATE BONDS†† - 13.7%
Financial - 7.9%
Axis Capital Holdings Ltd.
5.75% due 12/01/14	1,900,000	1,917,100
Royal Bank of Scotland Group
plc
1.17% due 03/31/171	1,750,000	1,756,881
Citigroup, Inc.
1.19% due 07/25/161	1,440,000	1,454,793
Icahn Enterprises Limited
Partnership / Icahn Enterprises
Finance Corp.
3.50% due 03/15/17	1,390,000	1,376,100
International Lease Finance
Corp.
2.18% due 06/15/161	1,390,000	1,376,100
Ford Motor Credit Company
LLC
7.00% due 04/15/15	1,060,000	1,096,464
8.70% due 10/01/14	220,000	220,000
Credit Suisse USA, Inc.
5.13% due 08/15/15	1,000,000	1,040,255
American Tower Corp.
4.63% due 04/01/15	1,000,000	1,019,974
Liberty Property, LP
5.13% due 03/02/15	1,000,000	1,017,809
General Motors Financial
Company, Inc.
2.63% due 07/10/17	980,000	984,446
Macquarie Bank Ltd.
1.03% due 03/24/171,2	800,000	807,054

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS	September 30, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 13.7% (continued)
Financial - 7.9%
(continued)
JPMorgan Chase & Co.
0.85% due 02/26/161	$740,000	$744,387
Nomura Holdings, Inc.
1.68% due 09/13/161	590,000	600,978
Goldman Sachs Group, Inc.
1.44% due 04/30/181	550,000	562,019
Bank of America Corp.
4.50% due 04/01/15	440,000	448,562
Morgan Stanley
4.20% due 11/20/14	440,000	440,258
ARC Properties Operating
Partnership Limited
Partnership/Clark Acquisition
LLC
2.00% due 02/06/172	420,000	419,768
Ameriprise Financial, Inc.
5.65% due 11/15/15	350,000	368,976
Total Financial		17,651,924
Basic Materials - 1.7%
Glencore Funding LLC
1.40% due 05/27/161,2	2,130,000	2,144,705
Rio Tinto Finance USA plc
1.07% due 06/17/161	1,480,000	1,493,921
Total Basic Materials		3,638,626
Communications - 1.2%
Level 3 Financing, Inc.
3.82% due 01/15/181,2	1,380,000	1,359,714
Qwest Corp.
7.50% due 10/01/14	1,300,000	1,300,000
Total Communications		2,659,714
Energy - 0.8%
Ras Laffan Liquefied Natural
Gas Company Limited III
5.83% due 09/30/162	1,322,710	1,396,068
Petroleos Mexicanos
2.25% due 07/18/181	370,000	386,650
Total Energy		1,782,718
Utilities - 0.6%
PNM Resources, Inc.
9.25% due 05/15/15	1,200,000	1,258,942
Consumer, Cyclical - 0.5%
Continental Airlines 2009-2
Class B Pass Through Trust
9.25% due 05/10/17	484,859	538,193
Newell Rubbermaid, Inc.
2.00% due 06/15/15	385,000	388,664
Sabre GLBL, Inc.
8.50% due 05/15/192	214,000	228,980
Total Consumer, Cyclical		1,155,837
Consumer, Non-cyclical -
0.5%
Bumble Bee Holdings, Inc.
9.00% due 12/15/172	1,000,000	1,047,500
Industrial - 0.5%
Cemex SAB de CV
5.23% due 09/30/151,2	1,000,000	1,022,950
Total Corporate Bonds
(Cost $30,274,901)		30,218,211
MUNICIPAL BONDS†† - 1.7%
California - 1.4%
Los Angeles Department of
Water & Power Revenue
Bonds
0.02% due 07/01/341	3,100,000	3,100,000
Michigan - 0.3%
City of Detroit Michigan
General Obligation Unlimited
3.50% due 10/07/161	600,000	600,000
Total Municipal Bonds
(Cost $3,700,000)		3,700,000
COMMERCIAL PAPER†† - 9.5%
Apache Corp.
0.26% due 10/01/142	3,000,000	3,000,000
Aetna, Inc.
0.18% due 10/02/142	3,000,000	2,999,984
Snap-On, Inc.
0.21% due 10/02/142	3,000,000	2,999,983
Diageo Capital PLC
0.24% due 10/02/142	3,000,000	2,999,980
BAT International Finance plc
0.24% due 10/03/142	3,000,000	2,999,960
American Water Capital Corp.
0.23% due 10/07/142	3,000,000	2,999,885
Northeast Utilities
0.20% due 10/09/142	3,000,000	2,999,867
Total Commercial Paper
(Cost $20,999,659)		20,999,659

	Shares	Value

Dreyfus Tresury Prime Cash
Management Fund	1, 262,890	1,262,890
Total Short Term Investments
(Cost $1,262,890)		1,262,890
Total Investments - 103.8%
(Cost $229,165,416)		$228,899,944
Other Assets & Liabilities, net - (3.8)%		(8,383,150)
Total Net Assets - 100.0%		$220,516,794

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Variable rate security. Rate indicated is rate effective at September 30, 2014.

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS	September 30, 2014

2	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted. The total market value of 144A or Section 4(a)(2) securities is $151,027,054 (cost $151,273,803), or 68.5% of total net assets.
3	Affiliated Issuers
4
Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. These securities, which represent 0.4% of net assets as of September 30, 2014, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Value
LSTAR Securities Investment Trust 2014-1
3.25% due 09/01/21	9/25/2014	$ 1,000,000	$ 1,000,000

plc	Public Limited Company

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS	September 30, 2014

	Shares	Value
EXCHANGE-TRADED FUNDS†,3 - 2.4%
Guggenheim BulletShares
2015 Corporate Bond ETF	137,363	$2,986,272
Total Exchange-Traded Funds
(Cost $3,001,382)		2,986,272
	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 60.0%
Ford Credit Auto Lease Trust 2014-B
2014-B, 0.18% due
08/15/151	$3,750,837	$3,750,837
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.13% due
04/28/261,2	1,200,000	1,192,200
2014-3A, 2.73% due
04/28/261,2	1,200,000	1,178,280
Baker Street CLO II Ltd.
2006-1A, 0.96% due
10/15/191,2	2,300,000	2,203,859
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.13% due
10/15/261,2	2,000,000	2,000,600
SPST
2013-2, 1.15% due
03/13/15†††	2,000,000	2,000,000
Steele Creek CLO 2014-1 Ltd.
2014-1A, 2.48% due
08/21/261,2	1,800,000	1,762,920
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.60% due
07/10/17†††,2	1,795,883	1,747,753
Telos CLO 2014-5 Ltd.
2014-5A, 1.78% due
04/17/251,2	1,200,000	1,198,320
2014-5A, 2.38% due
04/17/251,2	500,000	488,700
CFIP CLO 2014-1 Ltd.
2014-1A, 1.78% due
04/13/251,2	1,650,000	1,635,810
CIFC Funding 2007-II Ltd.
2007-2A, 1.83% due
04/15/211,2	1,750,000	1,631,175
MCF CLO I LLC
2013-1A, 1.88% due
04/20/231,2	1,600,000	1,594,880
GSAMP Trust 2005-HE6
2005-HE6, 0.59% due
11/25/352	1,725,000	1,588,299
CNH Equipment Trust 2014-B
2014-B, 0.19% due
06/15/15	1,570,315	1,570,315
Comstock Funding Ltd.
2006-1A, 1.98% due
05/30/201,2	1,600,000	1,562,240
Duane Street CLO IV Ltd.
2007-4A, 2.48% due
11/14/211,2	850,000	822,120
2007-4A, 1.23% due
11/14/211,2	750,000	713,550
Susquehanna Auto Receivables Trust 2014-1
2014-1A, 0.58% due
10/17/161	1,500,000	1,500,150
Great Lakes CLO 2014-1 Ltd.
2014-1A, 2.08% due
04/15/251,2	600,000	598,560
2014-1A, 2.83% due
04/15/251,2	600,000	596,880
2014-1A, 3.93% due
04/15/251,2	250,000	248,625
Golub Capital BDC CLO 2014 LLC
2014-1A, 2.84% due
04/25/261,2	1,400,000	1,392,860
Madison Park Funding VIII Ltd.
2014-8AR, 2.43% due
04/22/221,2	1,300,000	1,294,800
ACAs CLO Ltd.
2014-1AR, 2.55% due
09/20/231,2	1,250,000	1,251,000
BNPP IP CLO 2014-1 Ltd.
2014-1A, 1.78% due
04/24/261,2	1,200,000	1,194,360
TICP CLO I Ltd.
2014-1A, 1.73% due
04/26/261,2	1,200,000	1,193,760
CIFC Funding 2012-III Ltd.
2013-3A, 3.23% due
01/29/251,2	1,200,000	1,193,400
Fifth Third Auto Trust 2014-2
2014-2, 0.19% due
06/15/15	1,161,677	1,161,677
Dell Equipment Finance Trust 2014-1
2014-1, 0.26% due
08/14/151	1,102,592	1,102,592
New Century Home Equity Loan Trust Series 2005-C
2005-C, 0.40% due
12/25/352	1,125,091	1,099,629
Neuberger Berman CLO XII Ltd.
2014-12AR, 2.33% due
07/25/231,2	1,100,000	1,097,250
TICP CLO II Ltd.
2014-2A, 2.28% due
07/20/261,2	1,100,000	1,070,630
Sands Point Funding Ltd.
2006-1A, 0.49% due
07/18/201,2	1,035,558	1,032,762
Encore Credit Receivables Trust 2005-4
2005-4, 0.59% due
01/25/362	1,100,000	1,012,576
Monroe Capital CLO 2014-1 Ltd.
2014-1A, 2.03% due
10/22/26†††,1,2	1,000,000	1,001,400
Ares XXIII CLO Ltd.
2014-1AR, 2.43% due
04/19/231,2	1,000,000	1,000,000
LCM X, LP
2014-10AR, 3.08% due
04/15/221,2	1,000,000	995,500

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS	September 30, 2014

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 60.0% (continued)
NewMark Capital Funding 2013-1 CLO Ltd.
2013-1A, 1.35% due
06/02/251,2	$1,000,000	$980,200
Marathon CLO VI Ltd.
2014-6A, 2.27% due
05/13/251,2	1,000,000	974,600
Copper River CLO Ltd.
2007-1A, 0.49% due
01/20/211,2	977,693	966,547
CIFC Funding 2007-I Ltd.
2007-1A, 1.73% due
05/10/211,2	1,000,000	951,200
WhiteHorse IV Ltd.
2007-4A, 1.68% due
01/17/201,2	1,000,000	939,200
AmeriCredit Automobile Receivables Trust 2014-2
2014-2, 0.21% due
06/08/15	910,441	910,441
Rockwall CDO II Ltd.
2007-1A, 0.79% due
08/01/241,2	1,000,000	891,500
Westbrook CLO Ltd.
2006-1A, 1.93% due
12/20/201,2	850,000	805,545
Structured Asset Investment Loan Trust 2005-1
2005-1, 0.87% due
02/25/351,2	850,000	802,610
Regatta Funding Ltd.
2007-1A, 1.53% due
06/15/201,2	850,000	801,975
Gallatin CLO VII 2014-1 Ltd.
2014-1A, 2.21% due
07/15/231,2	800,000	788,720
Golub Capital Partners CLO 10 Ltd.
2014-10AR, 3.18% due
10/20/211,2	750,000	746,250
MMAF Equipment Finance LLC 2014-A
2014-AA, 0.20% due
07/02/151	745,919	745,919
AMMC CLO XIV Ltd.
2014-14A, 2.40% due
07/27/26†††,1,2	750,000	740,325
Accredited Mortgage Loan Trust 2007-1
2007-1, 0.28% due
02/25/372	748,808	709,504
Structured Asset Investment Loan Trust 2005-2
2005-2, 0.89% due
03/25/352	700,000	645,751
Finn Square CLO Ltd.
2012-1A, 3.04% due
12/24/231,2	600,000	595,740
CVP Cascade CLO-1 Ltd.
2014-CLO1, 1.68% due
01/16/261,2	600,000	594,420
ALM XIV Ltd.
2014-14A, 2.33% due
07/28/261,2	600,000	589,080
Palmer Square CLO 2014-1 Ltd.
2014-1A, 2.82% due
10/17/221,2	600,000	586,020
CIT Mortgage Loan Trust 2007-1
2007-1, 1.60% due
10/25/371,2	600,000	557,428
Structured Asset Securities Corporation Mortgage Loan
Trust 2006-NC1
2006-NC1, 0.30% due
05/25/362	573,714	546,220
CIFC Funding 2012-I Ltd.
2014-1AR, 2.34% due
08/14/241,2	500,000	498,250
Carlyle Global Market Strategies CLO 2012-2 Ltd.
2014-2AR, 3.13% due
07/20/231,2	500,000	497,450
T2 Income Fund CLO Ltd.
2007-1A, 2.98% due
07/15/191,2	500,000	493,100
Flagship CLO VI
2007-1A, 2.63% due
06/10/211,2	500,000	484,450
Telos CLO 2006-1 Ltd.
2006-1A, 0.72% due
10/11/211,2	500,000	481,000
Madison Park Funding V Ltd.
2007-5A, 1.69% due
02/26/211,2	500,000	476,875
Lime Street CLO Corp.
2007-1A, 1.18% due
06/20/211,2	500,000	472,150
World Omni Auto Receivables Trust 2014-A
2014-A, 0.20% due
05/15/15	471,945	471,945
Anchorage Capital CLO 4 Ltd.
2014-4A, 2.44% due
07/28/261,2	450,000	439,875
San Gabriel CLO Ltd.
2007-1A, 2.48% due
09/10/211,2	450,000	429,390
Babson CLO Ltd.
2007-1X, 0.46% due
01/18/21	427,760	424,595
Volkswagen Auto Loan Enhanced Trust 2014-1
2014-1, 0.19% due
05/20/15	402,375	402,370
NA CLO 2006-1X
1.73% due 11/24/20	400,000	375,200
Chrysler Capital Auto Receivables Trust 2013-B
2013-BA, 0.56% due
12/15/161	296,380	296,597
SHACKLETON 2013-IV CLO Ltd.
2013-4A, 2.24% due
01/13/251,2	300,000	291,660
Southfork CLO Ltd.
2005-1A, 1.29% due
02/01/171,2	250,000	248,075

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS	September 30, 2014

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 60.0% (continued)
Newstar Commercial Loan Funding 2014-1 LLC
2014-1A, 2.83% due
04/20/251,2	$250,000	$248,025
NewStar Arlington Senior Loan Program LLC
2014-1A, 2.83% due
07/25/251,2	250,000	247,900
Drug Royalty II Limited Partnership 2
2014-1, 3.48% due
07/15/231	245,217	245,187
Ally Auto Receivables Trust 2012-3
2012-3, 0.85% due
08/15/16	179,579	179,807
CNH Equipment Trust 2011-C
2011-C, 1.19% due
12/15/16	58,975	59,022
Total Asset Backed Securities
(Cost $74,440,499)		74,312,387
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.6%
CSMC Series 2014-7R
2014-7R,0.32% due
12/27/37†††,1,2	3,126,302	2,975,614
2014-7R,0.31% due
10/27/36†††,1,2	2,925,121	2,776,817
BAMLL Commercial Mortgage Securities Trust 2014-ICTS
2014-ICTS,1.55% due
06/15/281,2	1,000,000	999,372
2014-ICTS,1.25% due
06/15/281,2	1,000,000	999,372
2014-ICTS,2.05% due
06/15/281,2	500,000	500,000
ACRE Commercial Mortgage Trust 2014-FL2
2014-FL2,1.15% due
08/15/311,2	1,000,000	999,799
2014-FL2,2.20% due
08/15/311,2	800,000	800,343
2014-FL2,1.60% due
08/15/311,2	500,000	500,218
GSMSC Resecuritization Trust 2014-3R
2014-3R,0.34% due
11/26/36†††,2	2,361,485	2,286,154
Resource Capital Corporation 2014-CRE2 Ltd.
2014-CRE2,1.21% due
04/15/321,2	2,200,000	2,200,000
CSMC Series 2014-2R
2014-2R,0.36% due
02/27/461,2	2,164,639	2,028,451
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FL5
2014-FL5,2.25% due
07/15/311,2	1,000,000	1,000,000
2014-FL5,1.21% due
07/15/311,2	1,000,000	1,000,000
CSMC Series 2014-5R
2014-5R,0.39% due
04/27/37†††,1,2	1,350,000	1,288,575
CSMC Series 2014-6R
2014-6R,0.33% due
09/27/361,2	1,234,197	1,170,774
CSMC Series 2014-4R
2014-4R,0.34% due
12/27/361,2	1,029,426	992,470
COMM 2014-KYO Mortgage Trust
2014-KYO,2.50% due
06/11/271,2	800,000	800,264
CGBAM Commercial Mortgage Trust 2014-HD
2014-HD,2.15% due
02/15/311,2	750,000	749,528
CSMC Series 2014-ICE
2014-ICE,2.30% due
04/15/271,2	700,000	701,111
LSTAR Securities Investment Trust 2014-1
2014-1,3.25% due
09/01/211,2,4	600,000	600,000
FREMF 2012-K501 Mortgage Trust
2012-K501,3.60% due
11/25/461,2	550,000	561,360
HarborView Mortgage Loan Trust 2006-12
2006-12,0.34% due
01/19/382	619,402	528,711
GreenPoint Mortgage Funding Trust Series 2007-AR1
2007-AR1,0.23% due
02/25/472	384,229	355,794
Total Collateralized Mortgage Obligations
(Cost $26,826,131)		26,814,727
CORPORATE BONDS†† - 14.7%
Financial - 8.5%
International Lease Finance
Corp.
2.18% due 06/15/162	1,090,000	1,079,100
Icahn Enterprises Limited
Partnership / Icahn Enterprises
Finance Corp.
3.50% due 03/15/17	1,090,000	1,079,100
Royal Bank of Scotland Group
plc
1.17% due 03/31/172	1,050,000	1,054,129
Willis Group Holdings plc
4.13% due 03/15/16	1,000,000	1,038,673
Citigroup, Inc.
1.19% due 07/25/162	940,000	949,657
Ford Motor Credit Company
LLC
7.00% due 04/15/15	690,000	713,736
8.70% due 10/01/14	140,000	140,000
General Motors Financial
Company, Inc.
2.63% due 07/10/17	845,000	848,834
ICICI Bank Ltd.
4.75% due 11/25/161	750,000	789,979
Macquarie Bank Ltd.
1.03% due 03/24/171,2	550,000	554,850
JPMorgan Chase & Co.
0.86% due 02/26/162	480,000	482,845
Nomura Holdings, Inc.
1.68% due 09/13/162	390,000	397,256

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS	September 30, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 14.7% (continued)
Financial - 8.5%
(continued)
Goldman Sachs Group, Inc.
1.44% due 04/30/182	$360,000	$367,867
ARC Properties Operating
Partnership Limited
Partnership/Clark Acquisition
LLC
2.00% due 02/06/171	360,000	359,801
Morgan Stanley
4.20% due 11/20/14	290,000	290,170
3.10% due 11/09/182	50,000	53,247
Bank of America Corp.
4.50% due 04/01/15	290,000	295,643
Total Financial		10,494,887
Industrial - 2.5%
Glencore Funding LLC
1.40% due 05/27/161,2	1,390,000	1,399,596
Rio Tinto Finance USA plc
1.08% due 06/17/162	970,000	979,124
Quality Distribution LLC / QD
Capital Corp.
9.88% due 11/01/18	250,000	262,500
Vail Resorts, Inc.
6.50% due 05/01/19	228,000	238,545
Continental Airlines 2009-2
Class B Pass Through Trust
9.25% due 05/10/17	209,371	232,402
Total Industrial		3,112,167
Utilities - 1.1%
Ras Laffan Liquefied Natural
Gas Company Limited III
5.83% due 09/30/161	867,910	916,044
Petroleos Mexicanos
2.25% due 07/18/182	240,000	250,800
AES Corp.
3.23% due 06/01/192	200,000	197,000
Total Utilities		1,363,844
Communications - 0.9%
Level 3 Financing, Inc.
3.82% due 01/15/181,2	1,080,000	1,064,124
Consumer, Non-cyclical -
0.8%
Bumble Bee Holdings, Inc.
9.00% due 12/15/171	1,000,000	1,047,500
Diversified - 0.8%
Harbinger Group, Inc.
7.88% due 07/15/19	900,000	958,500
Consumer, Cyclical - 0.1%
Sabre GLBL, Inc.
8.50% due 05/15/191	140,000	149,800
Total Corporate Bonds
(Cost $18,263,251)		18,190,822
SENIOR FLOATING RATE INTERESTS††,2 - 3.1%
Basic Materials - 0.8%
Fortescue Metals Group Ltd.
3.75% due 06/30/19	696,482	681,138
CPG International, Inc.
4.75% due 09/30/20	374,055	371,875
Total Basic Materials		1,053,013
Technology - 0.7%
Blue Coat Systems, Inc.
4.00% due 05/31/19	348,242	340,987
LANDesk Group, Inc.
5.00% due 02/25/20	298,500	297,133
Infor (US), Inc.
3.75% due 06/03/20	243,945	238,203
Total Technology		876,323
Communications - 0.6%
Univision Communications, Inc.
4.00% due 03/01/20	447,744	439,072
EMI Music Publishing
3.75% due 06/29/18	285,408	280,573
Total Communications		719,645
Financial - 0.5%
First Data Corp.
3.65% due 03/23/18	650,000	636,799
Consumer, Cyclical - 0.5%
Party City Holdings, Inc.
4.00% due 07/27/19	597,494	586,506
Total Senior Floating Rate Interests
(Cost $3,937,357)		3,872,286
MUNICIPAL BONDS†† - 0.9%
California - 0.6%
Los Angeles Department of
Water & Power Revenue
Bonds
0.03% due 07/01/342	800,000	800,000
Michigan - 0.3%
City of Detroit Michigan
General Obligation Unlimited
3.50% due 10/07/162	350,000	350,000
Total Municipal Bonds
(Cost $1,150,000)		1,150,000

	Shares	Value
SHORT TERM INVESTMENTS†-0.2%
Dreyfus Treasury Prime Cash Management
Institutional Shares	290,653	290,653
Total Short Term Investments
(Cost $290,653)		290,653
Total Investments - 102.9%
(Cost $127,909,273)		$127,617,147
Other Assets & Liabilities, net - (2.9)%		(3,593,139)
Total Net Assets - 100.0%		$124,024,008

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS	September 30, 2014

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted. The total market value of 144A or Section 4(a)(2) securities is $88,733,046 (cost $88,942,138), or 71.5% of total net assets.
2	Variable rate security. Rate indicated is rate effective at September 30, 2014.
3	Affiliated Issuer.
4
Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. These securities, which represent 0.5% of net assets as of September 30, 2014, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Value
LSTAR Securities Investment Trust 2014-1
3.25% due 09/01/21	9/25/2014	$ 600,000	$ 600,000

plc	Public Limited Company

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS	September 30, 2014

	Shares	Value
EXCHANGE-TRADED FUNDS†,3 - 2.4%
Guggenheim BulletShares
2015 Corporate Bond ETF	137,363	$2,986,272
Total Exchange-Traded Funds
(Cost $3,001,382)		2,986,272
	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 61.6%
Ford Credit Auto Lease Trust 2014-B
2014-B, 0.18% due
08/15/151	$ 3,634,832	$3,634,832
CNH Equipment Trust 2014-B
2014-B, 0.19% due
06/15/15	2,542,414	2,542,414
Baker Street CLO II Ltd.
2006-1A, 0.96% due
10/15/191,2	2,200,000	2,108,040
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.13% due
10/15/261,2	2,000,000	2,000,600
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.13% due
04/28/261,2	1,000,000	993,500
2014-3A, 2.73% due
04/28/261,2	1,000,000	981,900
Fifth Third Auto Trust 2014-2
2014-2, 0.19% due
06/15/15	1,936,128	1,936,128
SPST
2013-2, 1.15% due
03/13/15†††,2	1,800,000	1,800,000
Steele Creek CLO 2014-1 Ltd.
2014-1A, 2.48% due
08/21/261,2	1,800,000	1,762,919
CIFC Funding 2007-II Ltd.
2007-2A, 1.83% due
04/15/211,2	1,750,000	1,631,175
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.60% due
07/10/17†††,2	1,619,238	1,575,843
Comstock Funding Ltd.
2006-1A, 1.98% due
05/30/201,2	1,600,000	1,562,240
Neuberger Berman CLO XII Ltd.
2014-12AR, 2.33% due
07/25/231,2	1,550,000	1,546,125
GSAMP Trust 2005-HE6
2005-HE6, 0.59% due
11/25/352	1,650,000	1,519,242
Susquehanna Auto Receivables Trust 2014-1
2014-1A, 0.58% due
10/17/161	1,500,000	1,500,149
CFIP CLO 2014-1 Ltd.
2014-1A, 1.78% due
04/13/251,2	1,500,000	1,487,100
AmeriCredit Automobile Receivables Trust 2014-2
2014-2, 0.21% due
06/08/15	1,472,773	1,472,773
Duane Street CLO IV Ltd.
2007-4A, 2.48% due
11/14/211,2	750,000	725,400
2007-4A, 1.23% due
11/14/211,2	750,000	713,550
MCF CLO I LLC
2013-1A, 1.88% due
04/20/231,2	1,300,000	1,295,840
ACAs CLO Ltd.
2014-1AR, 2.55% due
09/20/231,2	1,250,000	1,251,000
Great Lakes CLO 2014-1 Ltd.
2014-1A, 2.08% due
04/15/251,2	500,000	498,800
2014-1A, 2.83% due
04/15/251,2	500,000	497,400
2014-1A, 3.93% due
04/15/251,2	250,000	248,625
Telos CLO 2014-5 Ltd.
2014-5A, 1.78% due
04/17/251,2	1,000,000	998,600
2014-5A, 2.38% due
04/17/251,2	250,000	244,350
MMAF Equipment Finance LLC 2014-A
2014-AA, 0.20% due
07/02/151	1,230,766	1,230,766
Dell Equipment Finance Trust 2014-1
2014-1, 0.26% due
08/14/151	1,216,653	1,216,653
Lime Street CLO Corp.
2007-1A, 1.18% due
06/20/211,2	1,250,000	1,180,375
Madison Park Funding VIII Ltd.
2014-8AR, 2.43% due
04/22/221,2	1,100,000	1,095,600
TICP CLO II Ltd.
2014-2A, 2.28% due
07/20/261,2	1,100,000	1,070,630
NYLIM Flatiron CLO 2006-1 Ltd.
2006-1X, 0.47% due
08/08/201,2	593,816	586,928
2006-1A, 1.70% due
08/08/201,2	500,000	474,850
Babson CLO Ltd.
2007-1X, 0.46% due
01/18/212	1,069,400	1,061,487
Encore Credit Receivables Trust 2005-4
2005-4, 0.59% due
01/25/362	1,100,000	1,012,576
Monroe Capital CLO 2014-1 Ltd.
2014-1A, 2.03% due
10/22/26†††,1,2	1,000,000	1,001,400
Ares XXIII CLO Ltd.
2014-1AR, 2.43% due
04/19/231,2	1,000,000	1,000,000
GM Financial Automobile Leasing Trust 2014-1
2014-2A, 0.25% due
09/21/151	1,000,000	1,000,000

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS	September 30, 2014

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 61.6% (continued)
Highbridge Loan Management 2012-1 Ltd.
2014-1AR, 2.48% due
09/20/221,2	$1,000,000	$999,500
LCM X, LP
2014-10AR, 3.08% due
04/15/221,2	1,000,000	995,500
Golub Capital BDC CLO 2014 LLC
2014-1A, 2.84% due
04/25/261,2	1,000,000	994,900
CIFC Funding 2012-III Ltd.
2013-3A, 3.23% due
01/29/251,2	1,000,000	994,500
NewMark Capital Funding 2013-1 CLO Ltd.
2013-1A, 1.35% due
06/02/251,2	1,000,000	980,200
CIFC Funding 2007-I Ltd.
2007-1A, 1.73% due
05/10/211,2	1,000,000	951,200
Sands Point Funding Ltd.
2006-1A, 0.49% due
07/18/201,2	947,799	945,240
WhiteHorse IV Ltd.
2007-4A, 1.68% due
01/17/201,2	1,000,000	939,200
Park Place Securities Incorporated Series 2005-WHQ2
2005-WHQ2, 0.61% due
05/25/352	1,000,000	931,757
New Century Home Equity Loan Trust Series 2005-C
2005-C, 0.40% due
12/25/352	926,546	905,577
Rockwall CDO II Ltd.
2007-1A, 0.79% due
08/01/241,2	1,000,000	891,500
Copper River CLO Ltd.
2007-1A, 0.49% due
01/20/211,2	768,187	759,430
Structured Asset Investment Loan Trust 2005-1
2005-1, 0.87% due
02/25/351,2	800,000	755,398
Golub Capital Partners CLO 10 Ltd.
2014-10AR, 3.18% due
10/20/211,2	750,000	746,250
Gallatin CLO VII 2014-1 Ltd.
2014-1A, 2.21% due
07/15/231,2	750,000	739,425
Marathon CLO VI Ltd.
2014-6A, 2.27% due
05/13/251,2	750,000	730,950
Westbrook CLO Ltd.
2006-1A, 1.93% due
12/20/201,2	750,000	710,775
Regatta Funding Ltd.
2007-1A, 1.53% due
06/15/201,2	750,000	707,625
Structured Asset Investment Loan Trust 2005-2
2005-2, 0.89% due
03/25/352	700,000	645,751
AMMC CLO XIV Ltd.
2014-14A, 2.40% due
07/27/26†††,1,2	650,000	641,615
BNPP IP CLO 2014-1 Ltd.
2014-1A, 1.78% due
04/24/261,2	600,000	597,180
TICP CLO I Ltd.
2014-1A, 1.73% due
04/26/261,2	600,000	596,880
Carlyle Global Market Strategies CLO 2012-2 Ltd.
2014-2AR, 3.13% due
07/20/231,2	550,000	547,195
Structured Asset Securities Corporation Mortgage Loan
Trust 2006-NC1
2006-NC1, 0.31% due
05/25/362	573,714	546,220
ALM XIV Ltd.
2014-14A, 2.33% due
07/28/261,2	550,000	539,990
Cent CLO 16, LP
2014-16AR, 2.74% due
08/01/241,2	500,000	498,800
CIFC Funding 2012-I Ltd.
2014-1AR, 2.34% due
08/14/241,2	500,000	498,250
Finn Square CLO Ltd.
2012-1A, 3.04% due
12/24/231,2	500,000	496,450
CVP Cascade CLO-1 Ltd.
2014-CLO1, 1.68% due
01/16/261,2	500,000	495,350
T2 Income Fund CLO Ltd.
2007-1A, 2.98% due
07/15/191,2	500,000	493,100
Palmer Square CLO 2014-1 Ltd.
2014-1A, 2.82% due
10/17/221,2	500,000	488,350
Flagship CLO VI
2007-1A, 2.63% due
06/10/211,2	500,000	484,450
Telos CLO 2006-1 Ltd.
2006-1A, 0.72% due
10/11/211,2	500,000	481,000
Madison Park Funding V Ltd.
2007-5A, 1.68% due
02/26/211,2	500,000	476,875
CIT Mortgage Loan Trust 2007-1
2007-1, 1.60% due
10/25/371,2	500,000	464,524
World Omni Auto Receivables Trust 2014-A
2014-A, 0.20% due
05/15/15	393,288	393,288
San Gabriel CLO Ltd.
2007-1A, 2.48% due
09/10/211,2	400,000	381,680
Nantucket CLO Ltd. 2006-1X
2006-1X, 1.73% due
11/24/202	400,000	375,200

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS	September 30, 2014

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 61.6% (continued)
Accredited Mortgage Loan Trust 2007-1
2007-1, 0.28% due
02/25/372	$390,682	$370,176
Volkswagen Auto Loan Enhanced Trust 2014-1
2014-1, 0.19% due
05/20/15	344,892	344,889
Anchorage Capital CLO 4 Ltd.
2014-4A, 2.44% due
07/28/261,2	350,000	342,125
SHACKLETON 2013-IV CLO Ltd.
2013-4A, 2.23% due
01/13/251,2	300,000	291,660
Southfork CLO Ltd.
2005-1A, 1.29% due
02/01/171,2	250,000	248,075
Newstar Commercial Loan Funding 2014-1 LLC
2014-1A, 2.92% due
04/20/251,2	250,000	248,025
NewStar Arlington Senior Loan Program LLC
2014-1A, 2.83% due
07/25/251,2	250,000	247,900
Drug Royalty II Limited Partnership 2
2014-1, 3.48% due
07/15/231	245,217	245,187
Chrysler Capital Auto Receivables Trust 2013-B
2013-BA, 0.56% due
12/15/161	237,104	237,277
Ally Auto Receivables Trust 2012-3
2012-3, 0.85% due
08/15/16	134,684	134,855
CNH Equipment Trust 2011-C
2011-C, 1.19% due
12/15/16	49,146	49,185
Total Asset Backed Securities
(Cost $77,174,596)		77,040,239
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.8%
CSMC Series 2014-7R
2014-7R,0.32% due
12/27/37†††,1,2	3,126,302	2,975,615
2014-7R,0.31% due
10/27/36†††,1,2	2,827,617	2,684,257
BAMLL Commercial Mortgage Securities Trust 2014-ICTS
2014-ICTS,1.55% due
06/15/281,2	1,000,000	999,372
2014-ICTS,1.25% due
06/15/281,2	1,000,000	999,371
2014-ICTS,2.05% due
06/15/281,2	500,000	500,000
Resource Capital Corporation 2014-CRE2 Ltd.
2014-CRE2,1.20% due
04/15/321,2	2,350,000	2,350,000
ACRE Commercial Mortgage Trust 2014-FL2
2014-FL2,1.16% due
08/15/311,2	1,000,000	999,799
2014-FL2,2.20% due
08/15/311,2	800,000	800,343
2014-FL2,1.60% due
08/15/311,2	500,000	500,218
GSMSC Resecuritization Trust 2014-3R
2014-3R,0.34% due
11/26/36†††,2	2,361,485	2,286,154
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FL5
2014-FL5,2.25% due
07/15/311,2	1,000,000	1,000,000
2014-FL5,1.13% due
07/15/311,2	1,000,000	1,000,000
CSMC Series 2014-2R
2014-2R,0.36% due
02/27/461,2	1,827,917	1,712,914
CSMC Series 2014-5R
2014-5R,0.38% due
04/27/37†††,1,2	1,500,000	1,431,750
CSMC Series 2014-4R
2014-4R,0.30% due
12/27/361,2	982,634	947,357
CSMC Series 2014-6R
2014-6R,0.33% due
09/27/361,2	996,851	945,625
CSMC Series 2014-ICE
2014-ICE,2.30% due
04/15/271,2	700,000	701,111
COMM 2014-KYO Mortgage Trust
2014-KYO,2.50% due
06/11/271,2	700,000	700,231
CGBAM Commercial Mortgage Trust 2014-HD
2014-HD,2.15% due
02/15/311,2	650,000	649,591
LSTAR Securities Investment Trust 2014-1
2014-1,3.25% due
09/01/211,2,4	600,000	600,000
FREMF 2012-K501 Mortgage Trust
2012-K501,3.60% due
11/25/461,2	500,000	510,328
HarborView Mortgage Loan Trust 2006-12
2006-12,0.34% due
01/19/382	559,460	477,545
GreenPoint Mortgage Funding Trust Series 2007-AR1
2007-AR1,0.23% due
02/25/472	291,083	269,541
Total Collateralized Mortgage Obligations
(Cost $26,052,844)		26,041,122
CORPORATE BONDS†† - 13.0%
Financial - 7.7%
International Lease Finance
Corp.
2.18% due 06/15/162	1,190,000	1,178,100
Icahn Enterprises Limited
Partnership / Icahn Enterprises
Finance Corp.
3.50% due 03/15/17	1,190,000	1,178,100
Willis Group Holdings plc
4.13% due 03/15/16	1,000,000	1,038,673

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS	September 30, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 13.0% (continued)
Financial - 7.7%
(continued)
Royal Bank of Scotland Group
plc
1.17% due 03/31/172	$1,000,000	$1,003,932
General Motors Financial
Company, Inc.
2.63% due 07/10/17	845,000	848,834
Citigroup, Inc.
1.19% due 07/25/162	780,000	788,013
Ford Motor Credit Company
LLC
7.00% due 04/15/15	580,000	599,952
8.70% due 10/01/14	120,000	120,000
ICICI Bank Ltd.
4.75% due 11/25/161	650,000	684,648
Macquarie Bank Ltd.
1.03% due 03/24/171,2	500,000	504,409
JPMorgan Chase & Co.
0.85% due 02/26/162	400,000	402,371
Nomura Holdings, Inc.
1.68% due 09/13/162	320,000	325,954
Goldman Sachs Group, Inc.
1.44% due 04/30/182	300,000	306,556
ARC Properties Operating
Partnership Limited
Partnership/Clark Acquisition
LLC
2.00% due 02/06/171	300,000	299,834
Morgan Stanley
4.20% due 11/20/14	240,000	240,141
3.10% due 11/09/182	50,000	53,247
Bank of America Corp.
4.50% due 04/01/15	240,000	244,670
Total Financial		9,817,434
Basic Materials - 1.6%
Glencore Funding LLC
1.40% due 05/27/161,2	1,160,000	1,168,009
Rio Tinto Finance USA plc
1.07% due 06/17/162	810,000	817,619
Total Basic Materials		1,985,628
Communications - 0.9%
Level 3 Financing, Inc.
3.82% due 01/15/181,2	1,180,000	1,162,654
Diversified - 0.9%
Harbinger Group, Inc.
7.88% due 07/15/19	1,000,000	1,065,000
Energy - 0.8%
Ras Laffan Liquefied Natural
Gas Company Limited III
5.83% due 09/30/161	723,890	764,037
Petroleos Mexicanos
2.25% due 07/18/182	200,000	209,000
Total Energy		973,037
Consumer, Cyclical - 0.6%
Continental Airlines 2009-2
Class B Pass Through Trust
9.25% due 05/10/17	275,488	305,791
Vail Resorts, Inc.
6.50% due 05/01/19	250,000	261,563
Sabre GLBL, Inc.
8.50% due 05/15/191	132,000	141,240
Total Consumer, Cyclical		708,594
Industrial - 0.2%
Quality Distribution LLC / QD
Capital Corp.
9.88% due 11/01/18	250,000	262,500
Utilities - 0.2%
AES Corp.
3.23% due 06/01/192	200,000	197,000
Consumer, Non-cyclical -
0.1%
Bumble Bee Holdings, Inc.
9.00% due 12/15/171	150,000	157,125
Total Corporate Bonds
(Cost $16,403,013)		16,328,972
SENIOR FLOATING RATE INTERESTS††,2 - 3.5%
Basic Materials - 1.0%
Fortescue Metals Group Ltd.
3.75% due 06/30/19	646,734	632,486
CPG International, Inc.
4.75% due 09/30/20	598,489	594,999
Total Basic Materials		1,227,485
Technology - 0.9%
Ciena Corp.
3.75% due 07/15/19	500,000	494,064
Blue Coat Systems, Inc.
4.00% due 05/31/19	248,744	243,563
Infor (US), Inc.
3.75% due 06/03/20	243,945	238,203
LANDesk Group, Inc.
5.00% due 02/25/20	199,000	198,089
Total Technology		1,173,919
Communications - 0.6%
Univision Communications, Inc.
4.00% due 03/01/20	447,744	439,072
EMI Music Publishing
3.75% due 06/29/18	275,895	271,221
Total Communications		710,293
Financial - 0.5%
First Data Corp.
3.65% due 03/23/18	700,000	685,783
Consumer, Cyclical - 0.5%
Party City Holdings, Inc.
4.00% due 07/27/19	597,744	586,751
Total Senior Floating Rate Interests
(Cost $4,449,860)		4,384,231
MUNICIPAL BONDS†† - 1.4%
California - 1.1%
Los Angeles Department of
Water & Power Revenue
Bonds
0.02% due 07/01/342	1,400,000	1,400,000

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS	September 30, 2014

	Face
	Amount	Value
MUNICIPAL BONDS†† - 1.4% (continued)
Michigan - 0.3%
City of Detroit Michigan
General Obligation Unlimited
3.50% due 10/07/162	$350,000	$350,000
Total Municipal Bonds
(Cost $1,750,000)		1,750,000
SHORT TERM INVESTMENTS† - 0.2%
Dreyfus Tresury Prime Cash	Shares	Value
Management Fund	262,059	$262,059
Total Short Term Investments
(Cost $262,059)		262,059
Total Investments - 102.9%
(Cost $129,093,754)		128,792,895
Other Assets & Liabilities, net - (2.9)%		(3,654,452)
Total Net Assets - 100.0%		$125,138,443

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted. The total market value of 144A or Section 4(a)(2) securities is $86,712,717 (cost $86,915,486), or 69.3% of total net assets.
2	Variable rate security. Rate indicated is rate effective at September 30, 2014.
3	Affiliated Issuer.
4
Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. These securities, which represent 0.5% of net assets as of September 30, 2014, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Value
LSTAR Securities Investment Trust 2014-1
3.25% due 09/01/21	9/25/2014	$ 600,000	$ 600,000

plc	Public Limited Company

Guggenheim Strategy Fund I

STATEMENT OF ASSETS
AND LIABILITIES

September 30, 2014

ASSETS:
Investments in unaffiliated issuers, at value
(cost $663,105,529)	$662,699,188
Investments in affiliated issuers, at value
(cost $16,007,310)	15,926,724
Total Investments
(cost $679,112,839)	678,625,912
Receivables:
Securities sold	2,725,158
From Adviser	15,676
Interest	1,615,109
Other assets	10,231
Total assets	682,992,086
LIABILITIES:
Payable for:
Securities purchased	23,407,250
Fund accounting/administration fees	2,393
Trustees' fees*	1,827
Transfer agent	924
Miscellaneous	38,387
Total liabilities	23,450,781
NET ASSETS	$659,541,305
NET ASSETS CONSIST OF:
Paid in capital	$660,404,194
Accumulated net realized loss on investments	(375,962)
Net unrealized depreciation on investments	(486,927)
Net assets	$659,541,305
Capital shares outstanding	26,482,606
Net asset value per share	$24.90

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund II

STATEMENT OF ASSETS
AND LIABILITIES
September 30, 2014

ASSETS:
Investments in unaffiliated issuers, at value
(cost $222,662,441)	$222,429,707
Investments in affiliated issuers, at value
(cost $6,502,975)	6,470,237
Total Investments
(cost $229,165,416)	228,899,944
Cash	13,375
Receivables:
Interest	636,092
Securities sold	867,023
From Adviser	12,599
Other assets	5,645
Total assets	230,434,678
LIABILITIES:
Payable for:
Securities purchased	9,861,656
Fund accounting/administration fees	6,536
Trustees' fees*	1,647
Transfer agent	924
Miscellaneous	47,121
Total liabilities	9,917,884
NET ASSETS	$220,516,794
NET ASSETS CONSIST OF:
Paid in capital	$220,951,943
Accumulated net realized loss on investments	(169,677)
Net unrealized depreciation on investments	(265,472)
Net assets	$220,516,794
Capital shares outstanding	8,857,798
Net asset value per share	$24.90

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund III

STATEMENT OF ASSETS
AND LIABILITIES
September 30, 2014

ASSETS:
Investments in unaffiliated issuers, at value
(cost $124,907,891)	$124,630,875
Investments in affiliated issuers, at value
(cost $3,001,382)	2,986,272
Total investments
(cost $127,909,273)	127,617,147
Cash	1,760
Receivables:
Interest	397,544
From Adviser	7,878
Securities sold	263,797
Other assets	4,976
Total assets	128,293,102
LIABILITIES:
Payable for:
Securities purchased	4,221,375
Fund accounting/administration fees	3,926
Trustees' fees*	1,647
Transfer agent	924
Miscellaneous	41,222
Total liabilities	4,269,094
NET ASSETS	$124,024,008
NET ASSETS CONSIST OF:
Paid in capital	$124,424,537
Accumulated net realized loss on investments	(108,403)
Net unrealized depreciation on investments	(292,126)
Net assets	$124,024,008
Capital shares outstanding	4,979,301
Net asset value per share	$24.91

*  Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Variable Insurance Strategy Fund III

STATEMENT OF ASSETS
AND LIABILITIES
September 30, 2014

ASSETS:
Investments in unaffiliated issuers, at value
(cost $126,092,372)	$125,806,623
Investments in affiliated issuers, at value
(cost $3,001,382)	2,986,272
Total Investments
(cost $129,093,754)	128,792,895
Cash	1,634
Receivables:
Interest	351,653
Securities sold	238,204
From Adviser	6,908
Other assets	4,786
Total assets	129,396,080
LIABILITIES:
Payable for:
Securities purchased	4,221,375
Fund accounting/administration fees	3,998
Trustees' fees*	1,647
Transfer agent	924
Miscellaneous	29,693
Total liabilities	4,257,637
NET ASSETS	$125,138,443
NET ASSETS CONSIST OF:
Paid in capital	$125,503,860
Accumulated net realized loss on investments	(64,558)
Net unrealized depreciation on investments	(300,859)
Net assets	$125,138,443
Capital shares outstanding	5,025,318
Net asset value per share	$24.90

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund I

STATEMENT OF
OPERATIONS

Period Ended September 30, 2014a

INVESTMENT INCOME:
Interest	$2,148,107
Dividends from securities of affiliated issuers	37,275
Total investment income	2,185,382

EXPENSES:
Transfer agent	6,633
Fund accounting/administration fees	52,602
Professional fees	35,782
Offering cost	17,897
Custodian fees	9,800
Trustees' fees*	1,827
Miscellaneous	10,152
Total expenses	134,693
Less:
Expenses waived by service company	(3,400)
Expenses waived by Adviser	(15,676)
Total waived expenses	(19,076)
Net expenses	115,617
Net investment income	2,069,765

NET REALIZED AND UNREALIZED LOSS:
Net realized loss on
Investments in unaffiliated issuers	(207,238)
Investments in affiliated issuers	(64,096)
Net realized loss	(271,334)
Net change in unrealized depreciation on investments	(486,927)
Net realized and unrealized loss	(758,261)
Net increase in net assets resulting from operations	$1,311,504

a Since commencement of operations: March 11, 2014.

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund II

STATEMENT OF
OPERATIONS
Period Ended September 30, 2014a

INVESTMENT INCOME:
Interest	$917,951
Dividends from securities of affiliated issuers	91,453
Total investment income	1,009,404

EXPENSES:
Professional fees	41,474
Fund accounting/administration fees	38,820
Offering cost	17,897
Transfer agent	6,633
Custodian fees	5,350
Trustees' fees*	1,827
Miscellaneous	6,784
Total expenses	118,785
Less:
Expenses waived by service company	(3,400)
Expenses waived by Adviser	(17,228)
Total waived expenses	(20,628)
Net expenses	98,157
Net investment income	911,247

NET REALIZED AND UNREALIZED LOSS:
Net realized loss on
Investments in unaffiliated issuers	(57,256)
Investments in affiliated issuers	(71,725)
Net realized loss	(128,981)
Net change in unrealized depreciation on investments	(265,472)
Net realized and unrealized loss	(394,453)
Net increase in net assets resulting from operations	$516,794

a Since comencment of operations: March 11, 2014.
* Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund III

STATEMENT OF
OPERATIONS
Period Ended September 30, 2014 a

INVESTMENT INCOME:
Interest	$808,290
Dividends from securities of affiliated issuers	57,016
Total investment income	865,306

EXPENSES:
Transfer agent	6,633
Fund accounting/administration fees	30,232
Professional fees	41,780
Offering cost	17,897
Custodian fees	4,649
Trustees' fees*	1,827
Miscellaneous	6,623
Total expenses	109,641
Less:
Expenses waived by service company	(3,400)
Expenses waived by Adviser	(12,484)
Total waived expenses	(15,884)
Net expenses	93,757
Net investment income	771,549

NET REALIZED AND UNREALIZED LOSS:
Net realized loss on
Investments in unaffiliated issuers	(35,180)
Investments in affiliated issuers	(40,235)
Net realized loss	(75,415)
Net change in unrealized depreciation on investments	(292,126)
Net realized and unrealized loss	(367,541)
Net increase in net assets resulting from operations	$404,008

a	Since commencement of operations: March 11, 2014.
*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Variable Insurance Strategy Fund III

STATEMENT OF
OPERATIONS
Period Ended September 30, 2014a

INVESTMENT INCOME:
Interest	$724,615
Dividends from securities of affiliated issuers	49,265
Total investment income	773,880

EXPENSES:
Fund accounting/administration fees	30,206
Professional fees	27,229
Offering cost	17,897
Transfer agent	6,633
Custodian fees	4,564
Trustees' fees*	1,827
Miscellaneous	6,578
Total expenses	94,934
Less:
Expenses waived by service company	(3,400)
Expenses waived by Adviser	(11,496)
Total waived expenses	(14,896)
Net expenses	80,038
Net investment income	693,842

NET REALIZED AND UNREALIZED LOSS:
Net realized loss on
Investments in unaffiliated issuers	(29,039)
Investments in affiliated issuers	(35,519)
Net realized loss	(64,558)
Net change in unrealized depreciation on investments	(300,859)
Net realized and unrealized loss	(365,417)
Net increase in net assets resulting from operations	$328,425

a Since comencment of operations: March 11, 2014.
* Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund I

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
September 30, 2014a
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,069,765
Net realized loss on investments	(271,334)
Net change in unrealized depreciation on investments	(486,927)
Net increase in net assets resulting from operations	1,311,504

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,174,393)
Return of capital	(718,863)
Total distributions	(2,893,256)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	958,995,001
Distributions reinvested	2,893,256
Cost of shares redeemed	(300,765,200)
Net increase from capital share transactions	661,123,057
Net increase in net assets	659,541,305

NET ASSETS:
Beginning of period	–
End of period	$659,541,305

Undistributed net investment income at end of period	$–

CAPITAL SHARE ACTIVITY:
Shares sold	38,429,456
Shares issued from reinvestment of distributions	116,035
Shares redeemed	(12,062,885)
Net increase in shares	26,482,606

a Since commencement of operations: March 11, 2014.

Guggenheim Strategy Fund II
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
September 30, 2014a
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$911,247
Net realized loss on investments	(128,981)
Net change in unrealized depreciation on investments	(265,472)
Net increase in net assets resulting from operations	516,794

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(951,943)
Return of capital	(185,486)
Total distributions	(1,137,429)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	340,650,000
Distributions reinvested	1,137,429
Cost of shares redeemed	(120,650,000)
Net increase from capital share transactions	221,137,429
Net increase in net assets	220,516,794

NET ASSETS:
Beginning of period	–
End of period	$220,516,794

Undistributed net investment income at end of period	$–

CAPITAL SHARE ACTIVITY:
Shares sold	13,653,606
Shares issued from reinvestment of distributions	45,600
Shares redeemed	(4,841,408)
Net increase in shares	8,857,798

a Since commencement of operations: March 11, 2014.

Guggenheim Strategy Fund III
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
September 30, 2014a
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$771,549
Net realized loss on investments	(75,415)
Net change in unrealized depreciation on investments	(292,126)
Net increase in net assets resulting from operations	404,008

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(804,537)
Return of capital	(10,105)
Total distributions	(814,642)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	123,620,000
Distributions reinvested	814,642
Net increase from capital share transactions	124,434,642
Net increase in net assets	124,024,008

NET ASSETS:
Beginning of period	–
End of period	$124,024,008

Undistributed net investment income at end of period	$–

CAPITAL SHARE ACTIVITY:
Shares sold	4,946,659
Shares issued from reinvestment of distributions	32,642
Shares redeemed	–
Net increase in shares	4,979,301

a Since commencement of operations: March 11, 2014.

Guggenheim Variable Insurance Strategy Fund III
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
September 30, 2014a
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$693,842
Net realized loss on investments	(64,558)
Net change in unrealized depreciation on investments	(300,859)
Net increase in net assets resulting from operations	328,425

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(693,842)
Return of capital	(30,508)
Total distributions	(724,350)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	125,560,000
Distributions reinvested	724,368
Cost of shares redeemed	(750,000)
Net increase from capital share transactions	125,534,368
Net increase in net assets	125,138,443

NET ASSETS:
Beginning of period	–
End of period	$125,138,443

Undistributed net investment income at end of period	$–

CAPITAL SHARE ACTIVITY:
Shares sold	5,026,364
Shares issued from reinvestment of distributions	29,038
Shares redeemed	(30,084)
Net increase in shares	5,025,318

a Since commencement of operations: March 11, 2014.

Guggenheim Strategy Fund I
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout period and to assist shareholders in evaluating a Fund’s performance for the period presented.

Period Ended
September 30,
2014a
Per Share Data
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment incomeb	.11
Net loss on investments (realized and
unrealized)	(.05)
Total from investment operations	.06
Less distributions from:
Net investment income	(.12)
Return of capital	(.04)
Total distributions	(.16)
Net asset value, end of period	$24.90

Total Return	0.25%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$659,541
Ratios to average net assets:
Net investment income	0.82%
Total expensesc	0.06%
Net expensesc,d	0.05%
Portfolio turnover rate	34%

a	Since commencement of operations: March 11, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c	Does not include expenses of the underlying funds in which the Fund invests.
d	Net expense information reflects the expense ratios after expense waivers.

Guggenheim Strategy Fund II
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Period Ended
September 30, 2014a
Per Share Data
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment incomeb	.16
Net loss on investments (realized and
unrealized)	(.06)
Total from investment operations	.10
Less distributions from:
Net investment income	(.17)
Return of capital	(.03)
Total distributions	(.20)
Net asset value, end of period	$24.90

Total Return	0.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$220,517
Ratios to average net assets:
Net investment income	1.19%
Total expensesc	0.14%
Net expensesc,d	0.12%
Portfolio turnover rate	24%

a	Since commencement of operations: March 11, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c	Does not include expenses of the underlying funds in which the Fund invests.
d	Net expense information reflects the expense ratios after expense waivers.

Guggenheim Strategy Fund III
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout period and to assist shareholders in evaluating a Fund’s performance for the period presented.

Period Ended
September 30,
2014 a
Per Share Data
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment incomeb	.22
Net loss on investments (realized and
unrealized)	(.08)
Total from investment operations	.14
Less distributions from:
Net investment income	(.23)
Return of capital	(.00 )*
Total distributions	(.23)
Net asset value, end of period	$24.91

Total Return	0.53%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$124,024
Ratios to average net assets:
Net investment income	1.55%
Total expensesc	0.24%
Net expensesc,d	0.21%
Portfolio turnover rate	25%

a	Since commencement of operations: March 11, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c	Does not include expenses of the underlying funds in which the Fund invests.
d	Net expense information reflects the expense ratios after expense waivers.

*	Amount is less than $0.01.

Guggenheim Variable Insurance Strategy Fund III
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Period Ended
September 30, 2014a
Per Share Data
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment incomeb	.21
Net loss on investments (realized and
unrealized)	(.09)
Total from investment operations	.12
Less distributions from:
Net investment income	(.21)
Return of capital	(.01)
Total distributions	(.22)
Net asset value, end of period	$24.90

Total Return	0.45%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$125,138
Ratios to average net assets:
Net investment income	1.53%
Total expensesc	0.19%
Net expensesc,d	0.16%
Portfolio turnover rate	27%

a	Since commencement of operations: March 11, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c	Does not include expenses of the underlying funds in which the Fund invests.
d	Net expense information reflects the expense ratios after expense waivers.

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies

Organization
The Guggenheim Strategy Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”) as a diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. Only investment companies, common or commingled trust funds or other organizations, entities or investors that are “accredited investors” within the meaning of Regulation D under the 1933 Act may make investments in the Funds.

As of September 30, 2014, the Trust consisted of four separate funds. This report covers the Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (the “Funds”).

Guggenheim Partners Investment Management, LLC d/b/a Guggenheim Investments (“GI” or the “Investment Adviser”) provides advisory services and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as the distributor for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of U.S. business on the NYSE, usually 4:00p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business on the valuation date. Exchange-traded Funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sales price.

U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business. Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury yields, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued by the Valuation Committee.

Generally, trading in foreign markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing

NOTES TO FINANCIAL STATEMENTS

at the close of U.S. business at 4:00pm. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and the Investment Adviser are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

B. Senior loans in which the Funds invest generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at September 30, 2014.

C. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premium and accretion of discount, is accrued on a daily basis. Distributions received from investments in real estate investment trusts ("REITs") are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received.

D. The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to a Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

E. The Funds declare dividends from investment income daily. Each Fund pays its shareholders from its net investment income monthly and distributes any net capital gains that it has realized, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

F. Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the fund complex are generally allocated amongst such funds on the basis of average net assets.

G. Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended September 30, 2014, there were no earnings credits received.

NOTES TO FINANCIAL STATEMENTS

H. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

J. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds do not pay GI investment advisory fees.

RFS provides transfer agent services to each Fund for an annual fee of $12,000 per Fund.

RFS also provides accounting and administrative services to each Fund at an annual rate of 0.05% per Fund, based on the average daily net assets of each Fund.  Each Fund is subject to an annual minimum and maximum fee of $50,000 and $100,000, respectively.

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to the Funds, as applicable, based on relative net assets.

If a Fund invests in an affiliated fund, GI will determine whether to voluntarily waive fees at the investing fund level. In addition, the Fund may voluntarily waive fees and reimburse other expenses.  For the period ended September 30, 2014, the Funds waived fees and reimbursed other expenses as follows:

	Fee Waivers Attributable to	Additional Fees Waived	Total Fees Waived and
	Affiliated Fund Investments	and Expenses Reimbursed	Expenses Reimbursed
Guggenheim Strategy Fund I	$15,676	$3,400	$19,076
Guggenheim Strategy Fund II	$12,599	$8,029	$20,628
Guggenheim Strategy Fund III	$7,878	$8,006	$15,884
Guggenheim Variable Insurance Strategy Fund III	$6,908	$7,988	$14,896

3. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure.  The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any.  Fair valuation determinations that rely on fewer or no observable inputs require greater judgment.  Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

NOTES TO FINANCIAL STATEMENTS

The following table summarizes the inputs used to value the Funds’ investments as of September 30, 2014:

	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Guggenheim Strategy Fund I	$22,266,603	$597,293,331	$59,065,978	$678,625,912
Guggenheim Strategy Fund II	7,733,127	202,364,687	18,802,130	228,899,944
Guggenheim Strategy Fund III	3,276,925	109,523,584	14,816,638	127,617,147
Guggenheim Variable Insurance Strategy Fund III	3,248,331	111,147,930	14,396,634	128,792,895

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined under the Valuation Procedures that have been reviewed and approved by the Board. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report. Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although Indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Funds’ fair valuation guidelines classify these indicative quoted securities as Level 3 securities.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of the significant unobservable input used in the fair valuations of assets and liabilities categorized within the Level 3 of the fair value hierarchy:

Fund	Category	Ending Balance at 9/30/14	Valuation Technique	Unobservable Inputs
Guggenheim Strategy Fund I	Asset Backed Securities	$20,152,742	Option adjusted spread off the month end broker mark over the 3-month LIBOR	Indicative Quote
Guggenheim Strategy Fund I	Collateralized Mortgage Obligation	38,913,236	Option adjusted spread off the month end broker mark over the 3-month LIBOR	Indicative Quote
Guggenheim Strategy Fund II	Asset Backed Securities	8,029,682	Option adjusted spread off the month end broker mark over the 3-month LIBOR	Indicative Quote
Guggenheim Strategy Fund II	Collateralized Mortgage Obligation	10,772,448	Option adjusted spread off the month end broker mark over the 3-month LIBOR	Indicative Quote
Guggenheim Strategy Fund III	Asset Backed Securities	5,489,478	Option adjusted spread off the month end broker mark over the 3-month LIBOR	Indicative Quote
Guggenheim Strategy Fund III	Collateralized Mortgage Obligation	9,327,160	Option adjusted spread off the month end broker mark over the 3-month LIBOR	Indicative Quote
Guggenheim Variable Insurance Strategy Fund III	Asset Backed Securities	5,018,858	Option adjusted spread off the month end broker mark over the 3-month LIBOR	Indicative Quote
Guggenheim Variable Insurance Strategy Fund III	Collateralized Mortgage Obligation	9,377,776	Option adjusted spread off the month end broker mark over the 3-month LIBOR	Indicative Quote

NOTES TO FINANCIAL STATEMENTS

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the beginning of period. For the period ended September 30, 2014, there were no transfers between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2014:

Level 3 – Fair value measurement using significant unobservable inputs

	Asset	Collateralized
	Backed	Mortgage
	Securities	Obligations	Total
Guggenheim Strategy Fund I
Assets:
Beginning Balance	$-	$-	$-
Paydowns Received	(224,127)	(1,220,090)	(1,444,217)
Change in Unrealized Gain/Loss	24,502	27,561	52,063
Purchases	20,352,367	40,105,765	60,458,132
Ending Balance	$20,152,742	$38,913,236	$59,065,978

Guggenheim Strategy Fund II
Assets:
Beginning Balance	$-	$-	$-
Paydowns Received	(277,491)	(372,938)	(650,429)
Change in Unrealized Gain/Loss	21,283	5,511	26,794
Purchases	8,285,890	11,139,875	19,425,765
Ending Balance	$8,029,682	$10,772,448	$18,802,130

Guggenheim Strategy Fund III
Assets:
Beginning Balance	$-	$-	$-
Paydowns Received	(217,011)	(337,091)	(554,102)
Change in Unrealized Gain/Loss	15,021	3,970	18,991
Purchases	5,691,468	9,660,281	15,351,749
Ending Balance	$5,489,478	$9,327,160	$14,816,638

Guggenheim Variable Insurance Strategy Fund III
Assets:
Beginning Balance	$-	$-	$-
Paydowns Received	(195,667)	(334,595)	(530,262)
Change in Unrealized Gain/Loss	13,776	4,043	17,819
Purchases	5,200,749	9,708,328	14,909,077
Ending Balance	$5,018,858	$9,377,776	$14,396,634

4. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve it from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

NOTES TO FINANCIAL STATEMENTS

certain fund structures. The greatest impact to the disclosure in the financial reports for the Funds were on the treatment of net capital losses, effective for tax years beginning after December 22, 2010.

As of September 30, 2014, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Loss
Guggenheim Strategy Fund I	$679,112,839	$360,678	$(847,605)	$(486,927)
Guggenheim Strategy Fund II	229,165,416	164,685	(430,157)	(265,472)
Guggenheim Strategy Fund III	127,909,273	130,504	(422,630)	(292,126)
Guggenheim Variable Insurance Strategy Fund III	129,093,754	113,619	(414,478)	(300,859)

Tax components of accumulated earnings (accumulated losses) as of September 30, 2014, were as follows:

Fund	Accumulated Capital and Other Losses	Net Unrealized Depreciation	Total Accumulated Deficit
Guggenheim Strategy Fund I	$(375,962)	$(486,927)	$(862,889)
Guggenheim Strategy Fund II	(169,677)	(265,472)	(435,149)
Guggenheim Strategy Fund III	(108,403)	(292,126)	(400,529)
Guggenheim Variable Insurance Strategy Fund III	(64,558)	(300,859)	(365,417)

Distributions to Shareholders:
The tax character of distributions paid during the period ended September 30, 2014, was as follow:

Fund	Ordinary Income	Return of Capital	Total Distributions
Guggenheim Strategy Fund I	$2,174,393	$718,863	$2,893,256
Guggenheim Strategy Fund II	951,943	185,486	1,137,429
Guggenheim Strategy Fund III	804,537	10,105	814,642
Guggenheim Variable Insurance Strategy Fund III	693,842	30,508	724,350

As of September 30, 2014, the following reclassifications were made to the capital accounts of the Funds, to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations, which are primarily due to the inherent differences between book and tax treatment of paydown gains and net investment losses. Net investment income, net realized gains and net assets were not affected by these changes.

Fund	Paid in Capital	Accumulated Net Investment Income	Accumulated Net Realized Loss on Investments
Guggenheim Strategy Fund I	$—	$104,628	$(104,628)
Guggenheim Strategy Fund II	—	40,696	(40,696)
Guggenheim Strategy Fund III	—	32,988	(32,988)
Guggenheim Variable Insurance Strategy Fund III	—	—	—

For the period ended September 30, 2014, the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains are shown in the table below:
	Unlimited Short-Term Capital Loss	Unlimited Long-Term Capital Loss	Total
Guggenheim Strategy Fund I	$(375,962)	$—	$(375,962)
Guggenheim Strategy Fund II	(169,677)	—	(169,677)
Guggenheim Strategy Fund III	(108,403)	—	(108,403)
Guggenheim Variable Insurance Strategy Fund III	(64,558)	—	(64,558)

Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the period ended September 30, 2014, there were no capital loss carryforward amounts used.

NOTES TO FINANCIAL STATEMENTS

5. Securities Transactions

For the period ended September 30, 2014, the cost of purchases and proceeds from sales of investment securities, excluding government securities and short-term investments, were as follows:

Fund	Purchases	Sales
Guggenheim Strategy Fund I	$663,658,275	$106,434,971
Guggenheim Strategy Fund II	224,248,675	27,803,592
Guggenheim Strategy Fund III	144,127,158	20,102,535
Guggenheim Variable Insurance Strategy Fund III	149,981,060	20,331,418

6. Affiliated Transactions

The Guggenheim Strategy Fund I had the following transactions with affiliated funds during the period March 11, 2014 (commencement of operations) through September 30, 2014.
	Share Activity				For the period March 11, 2014 through September 30, 2014
Security Name	Balance 3/11/2014	Purchases	Sales	Balance 9/30/2014	Value	Dividends Included in Income
Guggenheim Bullet Shares 2014 Corporate Bond ETF	—	543,860	543,860	—	$—	$15,370
Guggenheim BulletShares 2015 Corporate Bond ETF	—	732,600	—	732,600	15,926,724	21,905
					$15,926,724	$37,275

Affiliated funds accounted for $(64,096) of the net realized loss on investments and $(80,586) of the change in net unrealized depreciation on investments during the period.

The Guggenheim Strategy Fund II had the following transactions with affiliated funds during the period March 11, 2014 (commencement of operations) through September 30, 2014.

	Share Activity				For the period March 11, 2014 through September 30, 2014
Security Name	Balance 3/11/2014	Purchases	Sales	Balance 9/30/2014	Value	Dividends Included in Income
Guggenheim Bullet Shares 2015 Corporate Bond ETF	—	297,619	—	297,619	$6,470,237	$8,899
Guggenheim Bullet Shares 2015 High Yield Corporate Bond ETF	—	89,483	89,483	—	—	25,417
Guggenheim Bullet Shares 2016 High Yield Corporate Bond ETF	—	88,433	88,433	—	—	27,741
Guggenheim Bullet Shares 2017 High Yield Corporate Bond ETF	—	91,144	91,144	—	—	29,396
					$6,470,237	$91,453

Affiliated funds accounted for $(71,725) of the net realized loss on investments and $(32,738) of the change in net unrealized depreciation on investments during the period.

The Guggenheim Strategy Fund III had the following transactions with affiliated funds during the period March 11, 2014 (commencement of operations) through September 30, 2014.

NOTES TO FINANCIAL STATEMENTS

	Share Activity				For the period March 11, 2014 through September 30, 2014
Security Name	Balance 3/11/2014	Purchases	Sales	Balance 9/30/2014	Value	Dividends Included in Income
Guggenheim Bullet Shares 2015 Corporate Bond ETF	—	137,363	—	137,363	$2,986,272	$4,107
Guggenheim Bullet Shares 2015 High Yield Corporate Bond ETF	—	56,414	56,414	—	—	16,259
Guggenheim Bullet Shares 2016 High Yield Corporate Bond ETF	—	55,735	55,735	—	—	17,736
Guggenheim Bullet Shares 2017 High Yield Corporate Bond ETF	—	55,848	55,848	—	—	18,914
					$2,986,272	$57,016

Affiliated funds accounted for $(40,235) of the net realized loss on investments and $(15,110) of the change in net unrealized depreciation on investments during the period.

The Guggenheim Variable Insurance Strategy Fund III had the following transactions with affiliated funds during the period March 11, 2014 (commencement of operations) through September 30, 2014.

	Share Activity				For the period March 11, 2014 through September 30, 2014
Security Name	Balance 3/11/2014	Purchases	Sales	Balance 9/30/2014	Value	Dividends Included in Income
Guggenheim BulletShares 2015 Corporate Bond ETF	—	137,363	—	137,363	$2,986,272	$4,107
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	—	48,482	48,482	—	—	13,977
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	—	47,951	47,951	—	—	15,265
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	—	48,755	48,755	—	—	15,916
					$2,986,272	$49,265

Affiliated funds accounted for $ (35,519) of the net realized loss on investments and $ (15,110) of the change in net unrealized depreciation on investments during the period.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
of Guggenheim Strategy Funds Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Guggenheim Strategy Funds Trust (comprised of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III) (the “Funds”) as of September 30, 2014, and the related statements of operations, statements of changes in net assets, and the financial highlights for the period March 11, 2014 (commencement of operations) through September 30, 2014.  These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  We were not engaged to perform an audit of the Funds’ internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of September 30, 2014, by correspondence with the custodian, agent banks and brokers or by other appropriate auditing procedures where replies from agent banks or brokers were not received.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Guggenheim Strategy Funds Trust at September 30, 2014, and the results of their operations, the changes in their net assets, and their financial highlights for the period March 11, 2014 (commencement of operations) through September 30, 2014, in conformity with U.S. generally accepted accounting principles.

McLean, Virginia
November 25, 2014

SUPPLEMENTAL INFORMATION (Unaudited)

Federal Income Tax Information

In January 2015, shareholders will be advised on IRS Form 1099 DIV or substitute 1099DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2014.

Trustees
The Trustees of the Trust and their principal business occupations during the past five years:

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
Independent Trustees:
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	92	Current: Trustee, Purpose, Inc. (2014-present).
Donald A. Chubb, Jr. (1946)	Trustee and Vice Chairman of the Board	Since 2014	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	88	None.
Jerry B. Farley (1946)	Trustee and Vice Chairman of the Audit Committee	Since 2014	Current: President, Washburn University (1997-present).	88	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and President, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	88
Current: Zincore Metals, Inc. (2009-present).

Former: Mercator Minerals Ltd. (2013-2014); First Americas Gold Corp. (2012-2014); Blue Sky Uranium Corp. (2011-2012); Axiom Gold and Silver Corp. (2011-2012); Stratagold Corp. (2003-2009); GFM Resources Ltd. (2005-2010).

Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2014	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	88	Current: Peabody Energy Company (2003-present); GP Natural Resource Partners, LLC (2002- present).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Nyberg & Cassioppi, LLC (2000-present). Former: Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	94	Current: Director, Edward-Elmhurst Healthcare System (2012-present).
Maynard F. Oliverius (1943)	Trustee and Vice Chairman of the Contracts Review Committee	Since 2014	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	88	None.

SUPPLEMENTAL INFORMATION (Unaudited)

Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	91	Former: Bennett Group of Funds (2011-2013).
Interested Trustee:
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2014	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	220	Current: Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each Trustee serves an indefinite term, until his successor is elected and qualified.
***	This Trustee is deemed to be an "interested person" of the Funds under the 1940 Act by reason of his position with the Funds' Investment Manager and/or the parent of the Investment Manager.

SUPPLEMENTAL INFORMATION (Unaudited)

Principal Executive Officers
The Officers of the Trust, who are not trustees, and their principal occupations during the past five years:

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
Officers:
Joseph M. Arruda (1966)	Assistant Treasurer	Since 2014
Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Amy J. Lee (1961)	Secretary and Vice President	Since 2014
Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Elisabeth Miller (1968)	Chief Compliance Officer	Since 2014
Current:  CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present). Managing Director, Guggenheim Investments (2012-present).

Former:  CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Alison Santay (1974)	AML Officer	Since 2014
Current:  AML Officer, certain other funds in the Fund Complex (2010-present); Director and AML Officer, Rydex Fund Services, LLC (2010-present); AML Officer, Security Investors, LLC (2010-present); Director, Shareholder Risk and Compliance, Rydex Fund Services, LLC (2004-present).

Former:  AML Officer, Guggenheim Distributors, LLC (2013-March 2014).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer	Since 2014
Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*   The business address of each officer is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**  Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

TRUST INFORMATION

Board of Trustees	Investment Adviser
Randall C. Barnes	Guggenheim Partners Investment Management, LLC
Donald A. Chubb	Santa Monica, CA
Jerry B. Farley
Donald C. Cacciapaglia*	Distributor
Roman Friedrich III	Guggenheim Funds Distributors, LLC
Robert B. Karn III	Rockville, MD
Ronald A. Nyberg
Maynard F. Oliverius	Accounting Agent, Administrator and Transfer Agent
Ronald E. Toupin, Jr., Chairman	Rydex Fund Services, LLC
Rockville, MD
*Trustee is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) (“Interested Trustee”) of the Trust because of his position as the President and CEO of the Investment Adviser and the Distributor.
Custodian The Bank of New York Mellon Corp. New York, NY

Principal Executive Officers	Legal Counsel
Joseph M. Arruda	Dechert LLP
Assistant Treasurer	New York, NY

Amy J. Lee	Independent Registered Public
Secretary and Vice President	Accounting Firm
Ernst & Young LLP
Elisabeth Miller	McLean, VA
Chief Compliance Officer

Alison Santay
AML Officer

John L. Sullivan
Treasurer

Privacy Principles of the Trust for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding the non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Guggenheim Partners Investment Management, LLC employees with a legitimate business need for the information.  The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

TRUST INFORMATION

This report is sent to shareholders of the Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds as (800) 345-7999.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 345-7999 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Item 2.  Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (the "Code of Ethics").

(b) No information need be disclosed pursuant to this paragraph.

(c) The registrant has not amended its Code of Ethics during the period covered by the report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or an implicit waiver to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions from a provision of its Code of Ethics during the period covered by this report.

(e) Not applicable.

(f)           (1) The registrant's Code of Ethics is attached hereto as Exhibit (a)(1).

(2) Not applicable.

(3) Not applicable.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee (the “Audit Committee”), Robert B. Karn III.  Mr. Karn qualifies as an audit committee financial expert by virtue of his experience as a managing partner in a public accounting firm, which included an understanding of generally accepted accounting principles (“GAAP”) in connection with the accounting for estimates, accruals and reserves and also the review, audit and evaluation of financial statements using GAAP.

 (Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the Audit Committee and Board of Trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the Audit Committee or Board of Trustees.)

Item 4.  Principal Accountant Fees and Services.

(a) Audit Fees:  the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $88,000 for the period ending September 30, 2014.

(b) Audit-Related Fees: the aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph 4(a) of this Item, including agreed upon procedures reports performed for rating agencies and the issuance of comfort letters, were $0 for the period ending September 30, 2014.

The registrant’s principal accountant did not bill fees for non-audit services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the registrant’s last two fiscal years.

(c) Tax Fees: the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning, including federal, state and local income tax return preparation and related advice and determination of taxable income and miscellaneous tax advice were $25,350 for the period ending September 30, 2014.

The registrant’s principal accountant did not bill fees for tax services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the registrant’s last two fiscal years.

(d)  All Other Fees: the aggregate fees billed for products and services provided by the principal accountant, other than the services reported in paragraphs 4(a) through 4(c) of this Item were $0 for the period ending September 30, 2014.

The registrant’s principal accountant did not bill fees for services not included in Items 4(a), (b) or (c) above that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the registrant’s last two fiscal years.

 (e)  Audit Committee Pre-Approval Policies and Procedures.

(i) The Audit Committee reviews, and in its sole discretion, pre-approves, pursuant to written pre-approval procedures (A) all engagements for audit and non-audit services to be provided by the principal accountant to the registrant and (B) all engagements for non-audit services to be provided by the principal accountant (1) to the registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and (2) to any entity controlling, controlled by or under common control with the registrant’s investment adviser that provides ongoing services to the registrant; but in the case of the services described in subsection (B)(1) or (2), only if the engagement relates directly to the operations and financial reporting of the registrant; provided that such pre-approval need not be obtained in circumstances in which the pre-approval requirement is waived under rules promulgated by the Securities and Exchange Commission or New York Stock Exchange listing standards.  Sections V.B.2 and V.B.3 of the Audit Committee’s revised Audit Committee Charter contain the Audit Committee’s Pre-Approval Policies and Procedures and such sections are included below.

Section V.B.2: Pre-approve any engagement of the independent auditors to provide any services, other than “prohibited non-audit services,” to the Trust,

including the fees and other compensation to be paid to the independent auditors (unless an exception is available under Rule 2-01 of Regulation S-X).

(a)	The categories of services to be reviewed and considered for pre-approval include the following:

Audit Services
•	Annual financial statement audits
•	Seed audits (related to new product filings, as required)
•	SEC and regulatory filings and consents

Audit-Related Services
•	Accounting consultations
•	Fund merger/reorganization support services
•	Other accounting related matters
•	Agreed upon procedures reports
•	Attestation reports
•	Other internal control reports

Tax Services
•	Tax compliance services related to the filing of amendments:
•	Federal, state and local income tax compliance
•	Sales and use tax compliance
•	Timely RIC qualification reviews
•	Tax distribution analysis and planning
•	Tax authority examination services
•	Tax appeals support services
•	Accounting methods studies
•	Fund merger support services
•	Tax compliance, planning and advice services and related projects

(b)	The Committee has pre-approved those services, which fall into one of the categories of services listed under 2(a) above and for which the estimated fees are less than $25,000.

(c)	For services with estimated fees of $25,000 or more, but less than $50,000, the Chair is hereby authorized to pre-approve such services on behalf of the Committee.

(d)	For services with estimated fees of $50,000 or more, such services require pre-approval by the Committee.

(e)
The independent auditors or the Chief Accounting Officer of the Trust (or an officer of the Trust who reports to the Chief Accounting Officer) shall report to the Committee at each of its regular scheduled meetings all audit, audit-related and permissible non-audit services initiated since the last such report (unless the services were contained in the initial audit plan, as previously presented to, and approved by, the Committee).  The report shall include a general description of the services and projected fees, and the means by which such services were approved by the Committee (including the particular category listed above under which pre-approval was obtained).

Section V.B.3:  Pre-approve any engagement of the independent auditors, including the fees and other compensation to be paid to the independent auditors, to provide any non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the Trust), if the engagement relates directly to the operations and financial reporting of the Trust (unless an exception is available under Rule 2-01 of Regulation S-X).

(a)
The Chair or any member of the Committee may grant the pre-approval for non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the Trust) relating directly to the operations and financial reporting of the Trust for which the estimated fees are less than $25,000. All such delegated pre-approvals shall be presented to the Committee no later than the next Committee meeting.

(b)
For non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the Trust) relating directly to the operations and financial reporting of the Trust for which the estimated fees are $25,000 or more, such services require pre-approval by the Committee.

(ii) None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not applicable.

(g)  The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, the registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and/or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that directly related to the operations and financial reporting of the registrant were $25,350 for the period ending September 30, 2014.

(h)  Not applicable.

Item 5.  Audit Committee of Listed Registrants.

(a) The Audit Committee was established as a separately designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee of the registrant is composed of Ronald A. Nyberg, Donald A. Chubb, Jerry B. Farley, Maynard F. Oliverius, Ronald E. Toupin, Jr., Randall C. Barnes, Roman Friedrich III and Robert B. Karn III.

(b) Not applicable.

Item 6.  Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded  based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) Code of Ethics for Chief Executive and Senior Financial Officers.

(a)(2) Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act.

(b)      Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Strategy Funds Trust

By:     /s/ Donald C. Cacciapaglia

Name:     Donald C. Cacciapaglia

Title:       Chief Executive Officer

Date:       November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Donald C. Cacciapaglia

Name:     Donald C. Cacciapaglia

Title:       Chief Executive Officer

Date:       November 28, 2014

By:       /s/ John L. Sullivan

Name:       John L. Sullivan

Title:         Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:         November 28, 2014